UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22736

     Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street
                                Boston, MA 02110
(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
225 Franklin Street
                 Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
April 30, 2020
Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Columbia Sustainable International Equity Income ETF
Columbia Sustainable U.S. Equity Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Strategic Beta ETFs | Semiannual Report 2020

Columbia Sustainable International Equity Income ETF
Fund at a Glance 3
Columbia Sustainable U.S. Equity Income ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Frequency Distribution of Premiums and Discounts 8
Portfolio of Investments 9
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 21
Liquidity Risk Management Program 28
Additional Information 29

FUND AT A GLANCE
Columbia Sustainable International Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable International Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable International Equity Income 100 Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 23 developed market country indices: Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United
Kingdom.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage® Sustainable International Equity Income
100 Index (Net) and the MSCI World ex USA Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2020)
Inception
6 Months
cumulative 1 Year Life
Market Price 06/13/16 -19.60 -18.58 1.68
Net Asset Value 06/13/16 -19.03 -17.69 0.71
{
Beta Advantage
}
® Sustainable
International Equity Income 100
Index (Net) -18.93 -17.43 1.20
MSCI World ex USA Value Index
(Net) -21.70 -20.85 -0.26

FUND AT A GLANCE
(continued)
Columbia Sustainable International Equity Income ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2020
Country breakdown (%) (at April 30, 2020 )
Australia 8 .7
Austria 1 .4
Canada 4 .5
China 1 .4
Denmark 2 .5
France 3 .8
Germany 8 .1
Hong Kong 5 .3
Ireland 0 .9
Italy 1 .5
Japan 42 .2
Netherlands 5 .9
Norway 1 .6
Singapore 2 .8
Spain 3 .9
Sweden 1 .3
United Kingdom 3 .8
United States
(a)
0 .4
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at April 30, 2020)
Financials 19 .7
Industrials 17 .7
Materials 11 .7
Consumer Staples 10 .1
Health Care 9 .6
Communication Services 7 .8
Energy 6 .9
Consumer Discretionary 5 .6
Real Estate 4 .1
Utilities 3 .9
Information Technology 2 .9
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Sustainable U.S. Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable U.S. Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts)
using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI
The MSCI USA Value Index (Gross) captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2020)
Inception
6 Months
cumulative 1 Year Life
Market Price 06/13/16 -16.89 -14.92 5.14
Net Asset Value 06/13/16 -16.58 -14.64 5.18
{
Beta Advantage
}
® Sustainable U.S.
Equity Income 100 Index (Gross) -16.60 -14.49 5.49
MSCI USA Value Index (Gross) -13.03 -10.24 5.40

FUND AT A GLANCE
(continued)
Columbia Sustainable U.S. Equity Income ETF
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2020
Portfolio breakdown (%) (at April 30, 2020 )
Common Stocks 99.5
Money Market Fund 0.5
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at April 30, 2020)
Financials 14 .7
Industrials 13 .0
Consumer Staples 12 .7
Utilities 11 .1
Information Technology 10 .9
Health Care 10 .4
Consumer Discretionary 8 .5
Energy 8 .4
Materials 7 .2
Communication Services 3 .1
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2019 — April 30, 2020
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Sustainable International Equity
Income ETF 1,000.00 1,000.00 809.70 1,022.58 2.07 2.31 0.46
Columbia Sustainable U.S. Equity Income
ETF 1,000.00 1,000.00 834.20 1,023.12 1.60 1.76 0.35

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
8 Strategic Beta ETFs | Semiannual Report 2020
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will ﬂuctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported
NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.
The information shown for each Fund is for the period from inception date of such Fund through April 30, 2020.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Sustainable International Equity Income ETF
June 13, 2016 – April 30, 2020
0 – 49.9 429 248
50 – 99.9 150 83
100 – 199.9 27 28
> 200 4 9
Total 610 368
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Sustainable U.S. Equity Income ETF
June 13, 2016 – April 30, 2020
0 – 49.9 843 130
50 – 99.9 4 0
100 – 199.9 0 0
>200 0 1
Total 847 131

PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 9
Common Stocks 98.4%
Issuer Shares Value ($)
Australia  8.6%
AGL Energy Ltd. 4,374 48,568
BHP Group Ltd. 2,431 51,487
BHP Group PLC 2,534 42,708
CIMIC Group Ltd. 3,916 63,172
Computershare Ltd. 2,914 23,237
Fortescue Metals Group Ltd. 6,691 52,392
Rio Tinto Ltd. 646 37,011
Woodside Petroleum Ltd. 2,525 37,113
Total 355,688
Austria  1.4%
Erste Group Bank AG
(a)
1,393 30,248
OMV AG 869 28,459
Total 58,707
Canada  4.4%
Atco Ltd. Class I 617 17,364
George Weston Ltd. 453 32,204
Gildan Activewear , Inc. 1,000 13,982
Imperial Oil Ltd. 1,525 24,693
Magna International, Inc. 598 23,352
Open Text Corp. 757 28,668
Quebecor, Inc. Class B 1,151 25,117
West Fraser Timber Co. Ltd. 593 16,540
Total 181,920
China  1.3%
BOC Hong Kong Holdings Ltd. 17,881 55,011
Denmark  2.5%
Carlsberg A/S Class B 268 33,786
H Lundbeck A/S 1,878 68,412
Total 102,198
France  3.8%
BNP Paribas SA 671 21,075
Eiffage SA 429 35,100
Publicis Groupe SA 1,261 37,471
Valeo SA 1,420 32,926
Vinci SA 366 29,946
Total 156,518
Germany  8.0%
Continental AG
(a)
402 33,992
Covestro AG
(a),(b)
1,703 57,227
Deutsche Telekom AG
(a)
2,735 39,917
Fraport AG Frankfurt Airport Services
Worldwide 681 29,866
Fresenius Medical Care AG & Co. KGaA 544 42,698
HeidelbergCement AG 518 24,612
Henkel AG & Co. KGaA
(a)
363 28,269
HOCHTIEF AG 619 48,646
KION Group AG 470 23,325
Total 328,552
Hong Kong  5.3%
HKT Trust & HKT Ltd. 31,597 50,784
Kerry Properties Ltd. 23,317 64,065
Swire Properties Ltd. 17,673 49,583
Wheelock & Co. Ltd. 7,250 53,073
Total 217,505
Ireland  0.9%
AIB Group PLC
(a)
26,781 36,667
Italy  1.5%
Enel SpA 3,871 26,440
Telecom Italia Spa-RSP 83,889 33,391
Total 59,831
Common Stocks (continued)
Issuer Shares Value ($)
Japan  41.7%
Alfresa Holdings Corp. 3,469 70,006
Astellas Pharma, Inc. 3,059 51,105
Credit Saison Co. Ltd. 2,439 28,168
Dai-ichi Life Holdings, Inc. 3,879 49,369
Fuji Electric Co. Ltd. 1,971 47,812
FUJIFILM Holdings Corp. 1,348 64,781
Honda Motor Co. Ltd. 1,939 47,335
Idemitsu Kosan Co. Ltd. 2,855 65,945
ITOCHU Corp. 2,656 52,780
JXTG Holdings, Inc. 13,546 48,479
KDDI Corp. 871 25,323
Kirin Holdings Co. Ltd. 3,215 62,490
Kyushu Electric Power Co., Inc. 8,208 65,474
Lawson, Inc. 780 40,628
Marubeni Corp. 10,027 49,134
Mitsubishi Chemical Holdings Corp. 9,972 57,574
Mitsubishi Corp. 2,474 53,212
Mitsubishi Heavy Industries Ltd. 1,994 51,531
Mitsubishi UFJ Financial Group, Inc. 12,743 51,754
Mitsubishi UFJ Lease & Finance Co. Ltd. 9,074 44,040
Mitsui Chemicals, Inc. 2,128 42,307
MS&AD Insurance Group Holdings, Inc. 1,605 46,858
Nikon Corp. 5,451 51,332
Nippon Telegraph & Telephone Corp. 1,123 25,656
NTT DOCOMO, Inc. 1,328 39,094
ORIX Corp. 2,757 33,233
Persol Holdings Co. Ltd. 2,364 27,877
Resona Holdings, Inc. 14,924 47,032
Shionogi & Co. Ltd. 820 45,465
Showa Denko KK 3,065 68,073
Sompo Holdings, Inc. 1,501 49,128
Sumitomo Dainippon Pharma Co. Ltd. 1,632 22,862
Sumitomo Mitsui Financial Group, Inc. 1,797 47,792
Sumitomo Mitsui Trust Holdings, Inc. 1,508 44,577
Suzuken Co. Ltd. 1,378 53,607
Toyota Tsusho Corp. 2,043 49,444
Total 1,721,277
Netherlands  5.8%
Heineken Holding NV 446 34,732
Koninklijke Ahold Delhaize NV 2,684 65,146
Koninklijke Philips NV 794 34,539
NN Group NV 1,686 48,771
Randstad NV 737 29,569
Wolters Kluwer NV 354 26,025
Total 238,782
Norway  1.5%
Aker BP ASA 2,593 43,160
DNB ASA 1,667 20,259
Total 63,419
Singapore  2.8%
DBS Group Holdings Ltd. 2,535 35,944
Jardine Cycle & Carriage Ltd. 1,774 25,343
Oversea-Chinese Banking Corp. Ltd. 4,436 28,487
United Overseas Bank Ltd. 1,777 25,676
Total 115,450
Spain  3.9%
ACS Actividades de Construccion y
Servicios SA 2,234 55,716
Banco Bilbao Vizcaya Argentaria SA 10,480 34,287
Repsol SA 3,408 31,034

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2020
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Telefonica SA 8,506 38,944
Total 159,981
Sweden  1.3%
Boliden AB 1,355 27,788
Sandvik AB
(a)
1,668 25,838
Total 53,626
United Kingdom  3.7%
3i Group PLC 2,207 21,825
CNH Industrial NV
(a)
3,147 19,688
Imperial Brands PLC 2,279 48,265
Wm Morrison Supermarkets PLC 27,550 63,593
Total 153,371
Total Common Stocks
(Cost $5,096,482) 4,058,503
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.247%
(c)
16,782 16,782
Total Money Market Funds
(Cost $16,782) 16,782
Total Investments in Securities
(Cost $5,113,264) 4,075,285
Other Assets & Liabilities, Net 48,228
Net Assets 4,123,513
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section
4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the net value of these securities amounted to $57,227 which represents 1.39% of net assets.
(c) The rate shown is the seven-day current annualized yield at April 30, 2020.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 11
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 355,688 – – 355,688
Austria 58,707 – – 58,707
Canada 181,920 – – 181,920
China 55,011 – – 55,011
Denmark 102,198 – – 102,198
France 156,518 – – 156,518
Germany 328,552 – – 328,552
Hong Kong 217,505 – – 217,505
Ireland 36,667 – – 36,667
Italy 59,831 – – 59,831
Japan 1,721,277 – – 1,721,277
Netherlands 238,782 – – 238,782
Norway 63,419 – – 63,419
Singapore 115,450 – – 115,450
Spain 159,981 – – 159,981
Sweden 53,626 – – 53,626
United Kingdom 153,371 – – 153,371
Total Common Stocks 4,058,503 – – 4,058,503
Money Market Funds 16,782 – – 16,782
Total Investments in Securities 4,075,285 – – 4,075,285
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
12 Strategic Beta ETFs | Semiannual Report 2020
Common Stocks 99.4%
Issuer Shares Value ($)
Communication Services  3.1%
Entertainment 0.6%
Walt Disney Co. (The) 240 25,956
Media 2.5%
Interpublic Group of Cos., Inc. (The) 3,577 60,737
Omnicom Group, Inc. 1,016 57,943
Total 118,680
Total Communication Services 144,636
Consumer Discretionary  8.4%
Auto Components 0.8%
BorgWarner, Inc. 1,325 37,855
Automobiles 1.2%
Harley-Davidson, Inc. 2,538 55,405
Hotels, Restaurants & Leisure 0.7%
Darden Restaurants, Inc. 478 35,272
Internet & Direct Marketing Retail 0.5%
Expedia Group, Inc. 331 23,494
Multiline Retail 1.5%
Nordstrom, Inc. 1,803 33,860
Target Corp. 325 35,666
Total 69,526
Specialty Retail 2.8%
Best Buy Co., Inc. 712 54,632
Gap, Inc. (The) 4,071 33,056
Lowe's Cos., Inc. 404 42,319
Total 130,007
Textiles, Apparel & Luxury Goods 0.9%
Hanesbrands, Inc. 4,384 43,577
Total Consumer Discretionary 395,136
Consumer Staples  12.6%
Beverages 1.5%
Molson Coors Beverage Co. Class B 1,655 67,872
Food & Staples Retailing 2.5%
Kroger Co. (The) 1,451 45,866
Walgreens Boots Alliance, Inc. 1,680 72,727
Total 118,593
Food Products 7.9%
Bunge Ltd. 962 38,162
Campbell Soup Co. 1,132 56,577
Conagra Brands, Inc. 1,189 39,760
General Mills, Inc. 1,120 67,077
Hormel Foods Corp. 643 30,125
Ingredion, Inc. 579 47,015
JM Smucker Co. (The) 786 90,319
Total 369,035
Household Products 0.7%
Church & Dwight Co., Inc. 495 34,645
Total Consumer Staples 590,145
Energy  8.3%
Energy Equipment & Services 1.7%
Baker Hughes Co. 2,927 40,831
Schlumberger Ltd. 2,428 40,839
Total 81,670
Oil, Gas & Consumable Fuels 6.6%
Chevron Corp. 670 61,640
ConocoPhillips 1,070 45,047
Exxon Mobil Corp. 1,102 51,210
ONEOK, Inc. 678 20,292
Phillips 66 915 66,951
Valero Energy Corp. 1,005 63,667
Total 308,807
Total Energy 390,477
Common Stocks (continued)
Issuer Shares Value ($)
Financials  14.6%
Banks 5.4%
Citizens Financial Group, Inc. 1,961 43,907
Comerica, Inc. 1,445 50,373
KeyCorp 2,512 29,265
PNC Financial Services Group, Inc. (The) 364 38,828
Regions Financial Corp. 3,567 38,345
Zions Bancorp NA 1,732 54,748
Total 255,466
Capital Markets 5.7%
Ameriprise Financial, Inc.
(a)
219 25,172
Bank of New York Mellon Corp. (The) 1,498 56,235
Franklin Resources, Inc. 2,673 50,359
Goldman Sachs Group, Inc. (The) 270 49,523
Morgan Stanley 1,167 46,015
State Street Corp. 568 35,807
Total 263,111
Consumer Finance 1.2%
Ally Financial, Inc. 2,155 35,321
American Express Co. 256 23,360
Total 58,681
Insurance 2.3%
Allstate Corp. (The) 298 30,313
Lincoln National Corp. 887 31,462
Prudential Financial, Inc. 715 44,594
Total 106,369
Total Financials 683,627
Health Care  10.4%
Biotechnology 5.4%
AbbVie, Inc. 802 65,924
Amgen, Inc. 328 78,464
Gilead Sciences, Inc. 1,291 108,444
Total 252,832
Health Care Providers & Services 4.1%
AmerisourceBergen Corp. 572 51,286
Cardinal Health, Inc. 1,303 64,472
CVS Health Corp. 707 43,516
Quest Diagnostics, Inc. 313 34,464
Total 193,738
Pharmaceuticals 0.9%
Perrigo Co. PLC 762 40,615
Total Health Care 487,185
Industrials  12.9%
Aerospace & Defense 1.4%
Huntington Ingalls Industries, Inc. 202 38,665
Northrop Grumman Corp. 87 28,768
Total 67,433
Airlines 0.5%
Delta Air Lines, Inc. 960 24,874
Building Products 2.5%
Fortune Brands Home & Security, Inc. 560 26,992
Lennox International, Inc. 170 31,735
Masco Corp. 867 35,582
Owens Corning 541 23,458
Total 117,767
Electrical Equipment 0.9%
Rockwell Automation, Inc. 223 42,254
Industrial Conglomerates 0.7%
Honeywell International, Inc. 230 32,637
Machinery 4.2%
Cummins, Inc. 456 74,556
Parker-Hannifin Corp. 325 51,389

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 13
Notes to Portfolio of Investments
(a) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
(b) The rate shown is the seven-day current annualized yield at April 30, 2020.
Common Stocks (continued)
Issuer Shares Value ($)
Snap-on, Inc. 530 69,054
Total 194,999
Professional Services 2.7%
ManpowerGroup , Inc. 848 62,956
Robert Half International, Inc. 1,335 63,105
Total 126,061
Total Industrials 606,025
Information Technology  10.8%
Communications Equipment 1.6%
Juniper Networks, Inc. 3,494 75,471
IT Services 2.1%
DXC Technology Co. 2,561 46,431
International Business Machines Corp. 401 50,350
Total 96,781
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc. 773 38,403
Lam Research Corp. 181 46,206
Skyworks Solutions, Inc. 416 43,214
Texas Instruments, Inc. 351 40,740
Total 168,563
Software 1.1%
Oracle Corp. 1,027 54,400
Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co. 5,094 51,245
HP, Inc. 3,972 61,606
Total 112,851
Total Information Technology 508,066
Materials  7.2%
Chemicals 3.8%
Celanese Corp. 753 62,552
LyondellBasell Industries NV Class A 1,049 60,789
Mosaic Co. (The) 2,560 29,466
PPG Industries, Inc. 265 24,070
Total 176,877
Containers & Packaging 0.6%
Avery Dennison Corp. 242 26,714
Metals & Mining 2.8%
Nucor Corp. 1,508 62,115
Common Stocks (continued)
Issuer Shares Value ($)
Steel Dynamics, Inc. 2,949 71,572
Total 133,687
Total Materials 337,278
Utilities  11.1%
Electric Utilities 6.9%
American Electric Power Co., Inc. 454 37,732
Edison International 1,067 62,644
Exelon Corp. 1,562 57,919
FirstEnergy Corp. 1,182 48,781
NextEra Energy, Inc. 108 24,961
OGE Energy Corp. 1,460 46,019
PPL Corp. 1,822 46,315
Total 324,371
Gas Utilities 1.1%
UGI Corp. 1,702 51,367
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The) 2,021 26,778
Multi-Utilities 1.8%
DTE Energy Co. 441 45,749
Sempra Energy 328 40,623
Total 86,372
Water Utilities 0.7%
American Water Works Co., Inc. 257 31,274
Total Utilities 520,162
Total Common Stocks
(Cost $5,392,686) 4,662,737
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.247%
(b)
24,673 24,673
Total Money Market Funds
(Cost $24,673) 24,673
Total Investments in Securities
(Cost $5,417,359) 4,687,410
Other Assets & Liabilities, Net 6,275
Net Assets 4,693,685
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. 207 71 (59) 219 (252) (7,916) 425 25,172

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Strategic Beta ETFs | Semiannual Report 2020
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 144,636 – – 144,636
Consumer Discretionary 395,136 – – 395,136
Consumer Staples 590,145 – – 590,145
Energy 390,477 – – 390,477
Financials 683,627 – – 683,627
Health Care 487,185 – – 487,185
Industrials 606,025 – – 606,025
Information Technology 508,066 – – 508,066
Materials 337,278 – – 337,278

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 15
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Utilities 520,162 – – 520,162
Total Common Stocks 4,662,737 – – 4,662,737
Money Market Funds 24,673 – – 24,673
Total Investments in Securities 4,687,410 – – 4,687,410
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Semiannual Report 2020
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,113,264 and $5,390,004, respectively) $4,075,285 $4,662,238
Affiliated issuers (cost $– and $27,355, respectively) – 25,172
Receivable for:
Dividends 35,622 7,527
Reclaims receivable 14,041 –
Total assets 4,124,948 4,694,937
Liabilities
Payable for:
Investment management fees 1,435 1,252
Total liabilities 1,435 1,252
Net assets applicable to outstanding capital stock $4,123,513 $4,693,685
Represented by:
Paid-in capital $5,921,059 $5,546,433
Total distributable earnings (loss) (1,797,546) (852,748)
Total - representing net assets applicable to outstanding capital stock $4,123,513 $4,693,685
Shares outstanding 200,040 200,045
Net asset value per share $20.61 $23.46

STATEMENT OF OPERATIONS
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 17
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Investment Income:
Dividends - unaffiliated issuers $84,022 $82,091
Dividends - affiliated issuers – 425
Foreign taxes withheld (11,232) –
Total income 72,790 82,516
Expenses:
Investment management fees 10,645 9,207
Overdraft expense 217 –
Total expenses 10,862 9,207
Net investment income 61,928 73,309
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (45,710) (94,852)
Investments - affiliated issuers – (252)
Foreign currency translations (314) –
Net realized loss (46,024) (95,104)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (988,574) (972,151)
Investments - affiliated issuers – (7,916)
Foreign currency translations 212 –
Net change in unrealized depreciation (988,362) (980,067)
Net realized and unrealized loss (1,034,386) (1,075,171)
Net decrease in net assets resulting from operations $(972,458) $(1,001,862)

STATEMENT OF CHANGES IN NET ASSETS
April 30, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Semiannual Report 2020
Columbia Sustainable International
Equity Income ETF
Columbia Sustainable U.S. Equity
Income ETF
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
Operations
Net investment income $61,928 $201,559 $73,309 $120,634
Net realized loss (46,024) (1,151,766) (95,104) (6,928)
Net change in unrealized appreciation (depreciation) (988,362) 1,276,246 (980,067) 222,715
Net increase (decrease) in net assets resulting from operations (972,458) 326,039 (1,001,862) 336,421
Distributions to shareholders
Net investment income and net realized gains (60,822) (486,549) (86,349) (284,203)
Shareholder transactions
Proceeds from shares sold – 1,292,563 1,490,583 –
Cost of shares redeemed – (9,318,045) – –
Net increase (decrease) in net assets resulting from shareholder transactions – (8,025,482) 1,490,583 –
Increase (decrease) in net assets (1,033,280) (8,185,992) 402,372 52,218
Net Assets:
Net assets beginning of period 5,156,793 13,342,785 4,291,313 4,239,095
Net assets at end of period $4,123,513 $5,156,793 $4,693,685 $4,291,313
Capital stock activity
Shares outstanding, beginning of period 200,040 500,040 150,045 150,045
Subscriptions – 50,000 50,000 –
Redemptions – (350,000) – –
Shares outstanding, end of period 200,040 200,040 200,045 150,045

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 19
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total
Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Sustainable International Equity Income ETF
Six Months Ended
April 30, 2020
Year Ended October 31 ,
2016
(a)
2019 2018 2017
Per share data
Net asset value, beginning of
period
$25.78 $26.68 $30.59 $25.34 $24.51
Income (loss) from investment operations:
Net investment income 0.31 0.87 0.92 0.76 0.24
Net realized and unrealized gain (loss) (5.18) 0.50 (3.32) 5.47 0.81
Total from investment operations (4.87) 1.37 (2.40) 6.23 1.05
Less distributions to shareholders:
Net investment income (0.30) (1.01) (0.94) (0.65) (0.22)
Net realized gains – (1.26) (0.57) (0.33) –
Total distribution to shareholders (0.30) (2.27) (1.51) (0.98) (0.22)
Net asset value, end of
period
$20.61 $25.78 $26.68 $30.59 $25.34
Total Return at NAV (19.03)% 6.05% (8.25)% 25.13% 4.27%
Total Return at Market (19.60)% 8.74% (9.30)% 25.58% 7.13%
Ratios to average net assets:
Total gross expenses
(b)
0.46%
(c)(d)
0.45%
(e)
0.45% 0.45% 0.45%
(c)
Total net expenses
(b)(f)
0.46%
(c)(d)
0.45%
(e)
0.45% 0.45% 0.45%
(c)
Net investment income 2.61%
(c)
3.43% 3.11% 2.71% 2.50%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $4,124 $5,157 $13,343 $12,239 $5,070
Portfolio turnover 35% 76% 82% 87% 22%
(a) The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) The ratio includes 0.01% for the six months ended April 30, 2020 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2020
Columbia Sustainable U.S. Equity Income ETF
Six Months Ended
April 30, 2020
Year Ended October 31 ,
2016
(a)
2019 2018 2017
Per share data
Net asset value, beginning of
period
$28.60 $28.25 $30.30 $25.86 $24.68
Income (loss) from investment operations:
Net investment income 0.38 0.80 0.77 0.73 0.19
Net realized and unrealized gain (loss) (5.09) 1.44 0.64 4.72 1.16
Total from investment operations (4.71) 2.24 1.41 5.45 1.35
Less distributions to shareholders:
Net investment income (0.36) (0.78) (0.75) (0.67) (0.17)
Net realized gains (0.07) (1.11) (2.71) (0.34) –
Total distribution to shareholders (0.43) (1.89) (3.46) (1.01) (0.17)
Net asset value, end of
period
$23.46 $28.60 $28.25 $30.30 $25.86
Total Return at NAV (16.58)% 9.19% 4.35% 21.36% 5.47%
Total Return at Market (16.89)% 9.04% 4.51% 21.40% 5.69%
Ratios to average net assets:
Total gross expenses
(b)
0.35%
(c)
0.35%
(d)
0.35% 0.35% 0.35%
(c)
Total net expenses
(b)(e)
0.35%
(c)
0.35%
(d)
0.35% 0.35% 0.35%
(c)
Net investment income 2.78%
(c)
2.94% 2.55% 2.53% 1.96%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $4,694 $4,291 $4,239 $3,031 $5,172
Portfolio turnover 33% 56% 61% 55% 15%
(a) The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 21
Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity
Income ETF. Each Fund currently operates as a diversified fund.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities (including common stocks, preferred stocks, and exchange traded funds) listed on an exchange are valued at the last closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange are valued at the mean between the closing bid and asked prices.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2020
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 23
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Fund
Effective investment
management
fee rate (%)
Columbia Sustainable International Equity Income ETF 0.45
Columbia Sustainable U.S. Equity Income ETF 0.35

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2020
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2020, were as follows:
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Sustainable International Equity Income ETF 5,113,264 90,492 (1,128,471) (1,037,979)
Columbia Sustainable U.S. Equity Income ETF 5,417,359 268,291 (998,240) (729,949)
Fund Purchases ($)
Proceeds from
sales ($)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 25
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2020, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2020, the in-kind redemptions were as follows:
Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended April 30, 2020.
Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Sustainable International Equity Income ETF concentrates their investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Columbia Sustainable International Equity Income ETF 1,632,106 1,643,079
Columbia Sustainable U.S. Equity Income ETF 1,729,544 1,749,638
Funds Contributions ($)
Columbia Sustainable International Equity Income ETF -
Columbia Sustainable U.S. Equity Income ETF 1,484,387
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Sustainable International Equity Income ETF - - -
Columbia Sustainable U.S. Equity Income ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2020
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic concentration risk
Columbia Sustainable International Equity Income ETF may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds' net asset value.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment
Manager's operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Funds cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 27
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their underlying index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

LIQUIDITY RISK MANAGEMENT PROGRAM
28 Strategic Beta ETFs | Semiannual Report 2020
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (“Program”).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through
December 31, 2019, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Semiannual Report 2020 29
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds ﬁle a complete schedule of portfolio holdings with the SEC for the ﬁrst and third quarters of each ﬁscal year on
Form N-Q or Form N-PORT (available for ﬁlings after March 31, 2019). The Funds’ Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as ﬁled on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
SAR271_10_K01_(06/20)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Semiannual Report
April 30, 2020
Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Columbia Diversified Fixed Income Allocation ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Strategic Beta ETFs | Semiannual Report 2020

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Frequency Distribution of Premiums and Discounts 6
Portfolio of Investments 7
Statement of Assets and Liabilities 17
Statement of Operations 18
Statement of Changes in Net Assets 19
Financial Highlights 20
Notes to Financial Statements 21
Liquidity Risk Management Program 29
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-Q and Form
N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Strategic Beta ETFs | Semiannual Report 2020 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector Bond
Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six sectors, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2020)
Inception
6 Months
cumulative 1 Year Life
Market Price 10/12/17 -0.11 6.35 4.33
Net Asset Value 10/12/17 -0.16 6.27 4.19
{
Beta Advantage®
}
Multi-Sector Bond
Index 0.17 6.62 4.36
Bloomberg Barclays U.S Aggregate
Bond Index 4.86 10.84 5.48

FUND AT A GLANCE
(continued)
4 Strategic Beta ETFs | Semiannual Report 2020
Quality breakdown (%) (at April 30, 2020)
AAA rating 30.4
AA rating 3.6
A rating 1.3
BBB rating 29.0
BB rating 25.6
B rating 9.9
Not rated 0.2
Total 100.0
Percentages indicated are based upon total fixed income investments (excluding
Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.
com/home/en/us.
Portfolio breakdown (%) (at April 30, 2020 )
Corporate Bonds 48.6
Foreign Government Obligations 21.7
U.S. Government & Agency Obligations 14.2
U.S. Treasury Obligations 11.5
Money Market Fund 4.0
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2019 — April 30, 2020
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 998.40 1,023.47 1.39 1.41 0.28

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2020
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will ﬂuctuate in accordance with changes in its
NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the
Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the Fund.
The information shown for the Fund is for the period from inception date of such Fund through April 30, 2020.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Diversified Fixed Income Allocation ETF
October 12, 2017 – April 30, 2020
0 – 49.9 445 157
50 -99.9 22 5
100 – 199.9 4 1
>200 0 7
Total 471 170

PORTFOLIO OF INVESTMENTS
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 7
Corporate Bonds 51 .4%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
Huntington Ingalls Industries, Inc.
3.483%, 12/01/27 200,000 206,380
L3Harris Technologies, Inc.
3.850%, 12/15/26
(a)
158,000 172,953
Northrop Grumman Corp.
3.250%, 01/15/28 719,000 779,207
Textron, Inc.
3.000%, 06/01/30 462,000 436,833
3.900%, 09/17/29 12,000 12,131
TransDigm, Inc.
6.250%, 03/15/26
(a)
1,780,000 1,749,395
Total 3,356,899
Airlines 0.0%
Delta Air Lines, Inc.
3.750%, 10/28/29 100,000 70,269
Southwest Airlines Co.
2.625%, 02/10/30 100,000 82,380
Total 152,649
Apartment REIT 0.2%
American Homes 4 Rent LP
4.900%, 02/15/29 150,000 153,591
Essex Portfolio LP
3.000%, 01/15/30 218,000 220,049
Mid-America Apartments LP
3.950%, 03/15/29 140,000 152,468
UDR, Inc.
Series MTN, 3.200%, 01/15/30 100,000 103,265
Total 629,373
Automotive 1.2%
Allison Transmission, Inc.
5.000%, 10/01/24
(a)
375,000 360,000
Fiat Chrysler Automobiles NV
5.250%, 04/15/23 380,000 378,675
Ford Motor Co.
4.346%, 12/08/26 1,609,000 1,286,521
Ford Motor Credit Co. LLC
3.336%, 03/18/21 500,000 481,959
General Motors Financial Co., Inc.
4.350%, 04/09/25 200,000 189,084
4.350%, 01/17/27 32,000 29,105
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23 630,000 590,997
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 05/15/26
(a)
345,000 346,942
Total 3,663,283
Banking 1.4%
Ally Financial, Inc.
5.750%, 11/20/25 370,000 379,067
Bank of Montreal
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(b)
172,000 176,397
Barclays PLC
4.836%, 05/09/28 700,000 740,083
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(b)
250,000 282,408
Capital One Financial Corp.
3.750%, 07/28/26 64,000 63,143
3.800%, 01/31/28 200,000 203,476
Deutsche Bank AG
4.500%, 04/01/25 500,000 472,696
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Deutsche Bank AG/New York NY
4.875%, (USD 5 Year Swap +
2.553%), 12/01/32
(b)
200,000 180,678
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
575,000 587,921
KeyCorp
Series MTN, 2.550%, 10/01/29 74,000 71,341
Royal Bank of Scotland Group PLC
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(b)
200,000 226,520
Santander Holdings USA, Inc.
4.400%, 07/13/27 326,000 330,462
Synchrony Financial
5.150%, 03/19/29 239,000 236,752
UniCredit SpA
7.296%, 04/02/34
(a)
300,000 327,390
Westpac Banking Corp.
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
100,000 105,982
Total 4,384,316
Brokerage/Asset Managers/Exchanges 0.2%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 95,000 98,596
LPL Holdings, Inc.
5.750%, 09/15/25
(a)
200,000 197,587
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 200,486
Total 496,669
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 230,000 239,675
Standard Industries, Inc.
6.000%, 10/15/25
(a)
746,000 769,660
Total 1,009,335
Cable and Satellite 3.0%
Altice Financing SA
5.000%, 01/15/28
(a)
600,000 581,790
7.500%, 05/15/26
(a)
1,050,000 1,095,400
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
970,000 989,295
5.125%, 05/01/27
(a)
1,322,000 1,373,221
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 328,000 363,332
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
600,000 574,671
CSC Holdings LLC
5.500%, 05/15/26
(a)
400,000 415,701
6.500%, 02/01/29
(a)
650,000 710,517
Intelsat Jackson Holdings SA
8.000%, 02/15/24
(a)(c)
815,000 830,984
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
250,000 262,635
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
1,011,000 1,036,539
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
400,000 418,127
Ziggo BV
5.500%, 01/15/27
(a)
500,000 509,091
Total 9,161,303

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2020
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Chemicals 0.7%
Chemours Co. (The)
6.625%, 05/15/23 452,000 428,772
DuPont de Nemours, Inc.
4.725%, 11/15/28 401,000 454,706
Eastman Chemical Co.
4.500%, 12/01/28 290,000 319,913
Nutrien Ltd.
4.200%, 04/01/29 322,000 366,170
Sherwin-Williams Co. (The)
2.950%, 08/15/29 390,000 407,057
TPC Group, Inc.
10.500%, 08/01/24
(a)
200,000 163,688
Total 2,140,306
Construction Machinery 0.5%
H&E Equipment Services, Inc.
5.625%, 09/01/25 400,000 380,957
United Rentals North America, Inc.
4.875%, 01/15/28 1,019,000 1,022,161
Total 1,403,118
Consumer Cyclical Services 0.6%
Expedia Group, Inc.
3.800%, 02/15/28 653,000 565,019
IHS Markit Ltd.
4.250%, 05/01/29 210,000 225,706
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(a)
584,000 576,191
Staples, Inc.
7.500%, 04/15/26
(a)
624,000 488,038
Total 1,854,954
Consumer Products 0.8%
Clorox Co. (The)
3.900%, 05/15/28 100,000 113,442
Hasbro, Inc.
3.900%, 11/19/29 180,000 174,688
Mattel, Inc.
6.750%, 12/31/25
(a)
647,000 656,992
Newell Brands, Inc.
4.700%, 04/01/26 1,176,000 1,187,444
Spectrum Brands, Inc.
5.750%, 07/15/25 430,000 428,697
Total 2,561,263
Diversified Manufacturing 0.4%
Carlisle Cos., Inc.
3.750%, 12/01/27 260,000 265,509
Ingersoll-Rand Luxembourg Finance SA
3.800%, 03/21/29 218,000 235,813
Johnson Controls International PLC
3.900%, 02/14/26 73,000 77,398
Raytheon Technologies Corp.
3.950%, 08/16/25 30,000 33,719
4.125%, 11/16/28 308,000 357,970
Roper Technologies, Inc.
3.800%, 12/15/26 35,000 37,753
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 240,000 238,465
Total 1,246,627
Electric 1.5%
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 450,000 514,512
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Calpine Corp.
4.500%, 02/15/28
(a)
480,000 465,949
5.125%, 03/15/28
(a)
260,000 253,487
5.250%, 06/01/26
(a)
67,000 68,409
Dominion Energy, Inc.
4.250%, 06/01/28 268,000 300,943
DTE Energy Co.
Series C, 3.400%, 06/15/29 420,000 439,304
Duke Energy Corp.
3.150%, 08/15/27 136,000 145,565
Edison International
5.750%, 06/15/27 271,000 308,130
FirstEnergy Corp.
Series B, 3.900%, 07/15/27 90,000 98,977
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27 130,000 143,841
NRG Energy, Inc.
6.625%, 01/15/27 816,000 871,090
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
530,000 541,127
5.625%, 02/15/27
(a)
350,000 368,816
Xcel Energy, Inc.
4.000%, 06/15/28 136,000 153,754
Total 4,673,904
Environmental 0.2%
Waste Connections, Inc.
4.250%, 12/01/28 272,000 307,812
Waste Management, Inc.
3.450%, 06/15/29 186,000 211,451
Total 519,263
Finance Companies 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 150,000 125,797
Air Lease Corp.
Series MTN, 2.300%, 02/01/25 100,000 87,214
Series GMTN, 3.750%, 06/01/26 90,000 79,392
GATX Corp.
4.700%, 04/01/29 86,000 95,028
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a)
622,000 375,526
Navient Corp.
6.500%, 06/15/22 518,000 501,840
Quicken Loans, Inc.
5.750%, 05/01/25
(a)
1,257,000 1,233,092
Springleaf Finance Corp.
7.125%, 03/15/26 1,087,000 1,013,760
Total 3,511,649
Food and Beverage 3.0%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 959,000 1,108,224
Aramark Services, Inc.
5.000%, 02/01/28
(a)
715,000 695,112
B&G Foods, Inc.
5.250%, 04/01/25 620,000 628,026
Campbell Soup Co.
4.150%, 03/15/28 172,000 194,316
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 450,515
General Mills, Inc.
4.200%, 04/17/28 455,000 528,140

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
654,000 663,246
6.500%, 04/15/29
(a)
475,000 501,886
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 304,000 351,725
Kraft Heinz Foods Co.
3.000%, 06/01/26 902,000 899,616
3.950%, 07/15/25 500,000 525,556
Lamb Weston Holdings, Inc.
4.625%, 11/01/24
(a)
597,000 609,203
4.875%, 11/01/26
(a)
162,000 162,730
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
597,000 566,821
Pilgrim's Pride Corp.
5.750%, 03/15/25
(a)
68,000 68,684
Post Holdings, Inc.
5.750%, 03/01/27
(a)
963,000 988,690
Tyson Foods, Inc.
4.350%, 03/01/29 260,000 301,593
Total 9,244,083
Foreign Agencies 6.9%
Bank of China Ltd.
Series REGS, 5.000%, 11/13/24 700,000 762,073
CNAC HK Finbridge Co., Ltd.
4.125%, 07/19/27 1,400,000 1,444,891
5.125%, 03/14/28 200,000 218,182
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 530,000 467,299
Series REGS, 4.848%, 09/26/28 200,000 189,319
Ecopetrol SA
5.375%, 06/26/26 400,000 397,112
6.875%, 04/29/30 500,000 511,845
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 1,886,000 2,783,274
Huarong Finance 2017 Co., Ltd.
Series EMTN, 4.250%, 11/07/27 800,000 808,947
Huarong Finance II Co., Ltd.
Series EMTN, 4.625%, 06/03/26 200,000 206,204
Series EMTN, 5.500%, 01/16/25 200,000 213,798
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 600,000 658,353
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 972,035
Series REGS, 5.375%, 04/24/30 530,000 524,700
Perusahaan Listrik Negara PT
Series REGS, 4.125%, 05/15/27 440,000 436,105
Series REGS, 5.450%, 05/21/28 700,000 757,551
Petrobras Global Finance BV
5.093%, 01/15/30
(a)
1,805,000 1,647,078
5.999%, 01/27/28 2,801,000 2,718,479
7.375%, 01/17/27 22,000 23,142
Petroleos Mexicanos
6.500%, 03/13/27 2,292,000 1,862,068
6.840%, 01/23/30
(a)
3,159,000 2,473,310
6.875%, 08/04/26 38,000 31,475
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 925,000 966,841
Total 21,074,081
Gaming 1.2%
Eldorado Resorts, Inc.
6.000%, 04/01/25 325,000 318,981
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Las Vegas Sands Corp.
3.900%, 08/08/29 320,000 295,566
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 200,000 194,130
5.375%, 12/04/29
(a)
400,000 377,025
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 384,000 390,135
MGM Resorts International
5.750%, 06/15/25 31,000 29,761
6.000%, 03/15/23 56,000 54,318
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
621,000 541,977
VICI Properties LP / VICI Note Co., Inc.
4.625%, 12/01/29
(a)
710,000 660,721
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
560,000 486,417
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
200,000 190,150
Total 3,539,181
Health Care 2.9%
Avantor, Inc.
6.000%, 10/01/24
(a)
564,000 595,252
Becton Dickinson and Co.
3.700%, 06/06/27 19,000 20,672
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 64,135
Cigna Corp.
4.375%, 10/15/28 560,000 641,749
CVS Health Corp.
4.300%, 03/25/28 1,524,000 1,720,968
DaVita, Inc.
5.000%, 05/01/25 450,000 456,608
5.125%, 07/15/24 32,000 32,465
HCA, Inc.
3.500%, 09/01/30 812,000 777,855
4.125%, 06/15/29 290,000 312,975
5.375%, 02/01/25 134,000 144,086
5.625%, 09/01/28 32,000 35,494
5.875%, 02/15/26 821,000 918,561
Hologic, Inc.
4.375%, 10/15/25
(a)
345,000 348,621
IQVIA, Inc.
5.000%, 10/15/26
(a)
400,000 410,061
5.000%, 05/15/27
(a)
200,000 205,978
Laboratory Corp. of America Holdings
3.600%, 09/01/27 190,000 203,904
MEDNAX, Inc.
6.250%, 01/15/27
(a)
384,000 347,564
Tenet Healthcare Corp.
4.625%, 07/15/24 1,291,000 1,275,971
Thermo Fisher Scientific, Inc.
2.600%, 10/01/29 275,000 291,633
Total 8,804,552
Healthcare Insurance 0.9%
Anthem, Inc.
4.101%, 03/01/28 320,000 358,963

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2020
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Centene Corp.
4.250%, 12/15/27
(a)
615,000 643,361
4.625%, 12/15/29
(a)
1,386,000 1,517,044
5.250%, 04/01/25
(a)
98,000 101,565
Total 2,620,933
Healthcare REIT 0.6%
Alexandria Real Estate Equities, Inc.
3.375%, 08/15/31 186,000 197,745
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 100,000 93,086
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 145,107
MPT Operating Partnership LP / MPT Finance Corp.
4.625%, 08/01/29 492,000 489,010
5.000%, 10/15/27 350,000 356,914
Omega Healthcare Investors, Inc.
3.625%, 10/01/29 261,000 233,760
Ventas Realty LP
4.400%, 01/15/29 177,000 180,216
Welltower, Inc.
4.250%, 04/15/28 145,000 149,382
Total 1,845,220
Home Construction 0.1%
Lennar Corp.
4.750%, 11/29/27 266,000 274,299
Independent Energy 1.4%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 40,252
Cimarex Energy Co.
4.375%, 03/15/29 230,000 200,012
Concho Resources, Inc.
4.300%, 08/15/28 316,000 321,405
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
440,000 356,003
Diamondback Energy, Inc.
3.500%, 12/01/29 290,000 250,996
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
710,000 632,999
EQT Corp.
3.900%, 10/01/27 275,000 231,186
MEG Energy Corp.
7.125%, 02/01/27
(a)
640,000 439,777
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 132,887
Noble Energy, Inc.
3.250%, 10/15/29 154,000 111,956
Occidental Petroleum Corp.
2.900%, 08/15/24 1,635,000 1,226,310
3.500%, 08/15/29 320,000 222,243
WPX Energy, Inc.
4.500%, 01/15/30 200,000 163,884
Total 4,329,910
Integrated Energy 0.1%
Cenovus Energy, Inc.
4.250%, 04/15/27 395,000 310,608
Leisure 0.1%
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
330,000 279,269
Life Insurance 0.4%
American International Group, Inc.
4.200%, 04/01/28 175,000 189,999
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Brighthouse Financial, Inc.
3.700%, 06/22/27 237,000 226,853
Equitable Holdings, Inc.
4.350%, 04/20/28 125,000 130,663
Lincoln National Corp.
3.050%, 01/15/30 250,000 249,767
Prudential Financial, Inc.
5.700%, (3-month USD LIBOR +
2.665%), 09/15/48
(b)
350,000 359,836
Reinsurance Group of America, Inc.
3.900%, 05/15/29 200,000 210,346
Total 1,367,464
Lodging 0.6%
Hilton Domestic Operating Co., Inc.
5.125%, 05/01/26 764,000 754,844
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 04/01/25 346,000 339,349
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 632,335
Total 1,726,528
Media and Entertainment 1.6%
Activision Blizzard, Inc.
3.400%, 06/15/27 20,000 21,298
AMC Networks, Inc.
5.000%, 04/01/24 390,000 378,716
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27
(a)
627,000 589,730
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 08/15/26
(a)
869,000 660,655
6.625%, 08/15/27
(a)
1,055,000 578,727
Discovery Communications LLC
3.950%, 03/20/28 350,000 368,655
Moody's Corp.
4.250%, 02/01/29 188,000 219,022
Netflix, Inc.
5.875%, 11/15/28 1,160,000 1,313,178
TEGNA, Inc.
5.000%, 09/15/29
(a)
780,000 695,213
Total 4,825,194
Metals and Mining 0.5%
ArcelorMittal
4.250%, 07/16/29 485,000 459,489
Freeport-McMoRan, Inc.
4.550%, 11/14/24 30,000 30,070
Novelis Corp.
5.875%, 09/30/26
(a)
1,051,000 1,022,725
Total 1,512,284
Midstream 1.7%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 57,000 57,026
Cheniere Energy Partners LP
4.500%, 10/01/29
(a)
630,000 581,514
5.250%, 10/01/25 560,000 535,063
DCP Midstream Operating LP
5.375%, 07/15/25 425,000 342,977
Enable Midstream Partners LP
4.400%, 03/15/27 68,000 52,732
Enbridge, Inc.
3.125%, 11/15/29 260,000 251,528
Energy Transfer Operating LP
5.250%, 04/15/29 324,000 323,614

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Enterprise Products Operating LLC
4.150%, 10/16/28 168,000 181,671
EQM Midstream Partners LP
4.750%, 07/15/23 500,000 472,530
5.500%, 07/15/28 200,000 177,855
MPLX LP
4.125%, 03/01/27 171,000 165,107
ONEOK, Inc.
4.350%, 03/15/29 168,000 148,854
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 36,000 36,907
Sunoco LP / Sunoco Finance Corp.
4.875%, 01/15/23 390,000 381,754
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 04/15/26 601,000 539,538
TransCanada PipeLines Ltd.
4.250%, 05/15/28 428,000 462,026
Western Midstream Operating LP
4.050%, 02/01/30 400,000 364,997
Williams Co., Inc. (The)
3.750%, 06/15/27 250,000 250,051
Total 5,325,744
Natural Gas 0.2%
NiSource, Inc.
3.490%, 05/15/27 240,000 258,373
Sempra Energy
3.400%, 02/01/28 477,000 503,108
Total 761,481
Office REIT 0.2%
Boston Properties LP
4.500%, 12/01/28 449,000 509,042
Other Financial Institutions 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 02/01/22 187,000 188,769
6.250%, 05/15/26 649,000 636,953
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/23
(a)
420,000 403,253
Total 1,228,975
Other Industry 0.3%
AECOM
5.125%, 03/15/27 375,000 381,754
Howard Hughes Corp. (The)
5.375%, 03/15/25
(a)
428,000 414,604
Total 796,358
Other REIT 0.5%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
908,000 726,134
CubeSmart LP
4.375%, 02/15/29 180,000 197,536
Digital Realty Trust LP
3.600%, 07/01/29 235,000 252,547
EPR Properties
4.950%, 04/15/28 100,000 85,127
ESH Hospitality, Inc.
5.250%, 05/01/25
(a)
426,000 400,345
Total 1,661,689
Other Utility 0.1%
American Water Capital Corp.
3.750%, 09/01/28 145,000 164,290
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Packaging 0.9%
Ball Corp.
5.250%, 07/01/25 281,000 310,666
Berry Global, Inc.
4.875%, 07/15/26
(a)
409,000 418,270
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 286,000 294,057
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
905,000 835,338
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Lu
5.125%, 07/15/23
(a)
530,000 532,444
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 205,778
Total 2,596,553
Paper 0.3%
Fibria Overseas Finance Ltd.
5.500%, 01/17/27 32,000 32,269
Packaging Corp. of America
3.000%, 12/15/29 608,000 633,585
WRKCo, Inc.
4.900%, 03/15/29 212,000 241,351
Total 907,205
Pharmaceuticals 1.2%
AbbVie, Inc.
3.200%, 11/21/29
(a)
870,000 928,423
4.250%, 11/14/28 35,000 40,355
Amgen, Inc.
3.200%, 11/02/27 100,000 109,520
Bausch Health Cos., Inc.
7.000%, 03/15/24
(a)
1,556,000 1,621,994
Bristol-Myers Squibb Co.
3.900%, 02/20/28
(a)
64,000 73,781
Celgene Corp.
3.900%, 02/20/28 36,000 42,309
Mylan, Inc.
4.550%, 04/15/28 230,000 252,604
Par Pharmaceutical, Inc.
7.500%, 04/01/27
(a)
480,000 488,504
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28 200,000 240,772
Total 3,798,262
Property & Casualty 0.3%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 02/15/24
(a)
288,000 296,509
CNA Financial Corp.
3.900%, 05/01/29 230,000 238,528
Markel Corp.
3.350%, 09/17/29 250,000 257,495
Willis North America, Inc.
4.500%, 09/15/28 150,000 170,183
Total 962,715
Railroads 0.3%
CSX Corp.
3.250%, 06/01/27 197,000 211,826
Norfolk Southern Corp.
2.550%, 11/01/29 200,000 208,569
Union Pacific Corp.
3.700%, 03/01/29 330,000 371,243
Total 791,638

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2020
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Refining 0.2%
Marathon Petroleum Corp.
3.800%, 04/01/28 310,000 290,879
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28
(a)
280,000 199,393
Valero Energy Corp.
4.350%, 06/01/28 140,000 143,883
Total 634,155
Restaurants 1.1%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24
(a)
1,073,000 1,074,210
5.000%, 10/15/25
(a)
491,000 492,908
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26
(a)
1,084,000 1,111,022
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 250,000 260,910
Starbucks Corp.
3.550%, 08/15/29 200,000 219,411
4.000%, 11/15/28 64,000 72,176
Total 3,230,637
Retail REIT 0.2%
Brixmor Operating Partnership LP
4.125%, 05/15/29 150,000 150,394
Kimco Realty Corp.
3.800%, 04/01/27 32,000 32,514
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 151,366
VEREIT Operating Partnership LP
3.950%, 08/15/27 298,000 280,223
Total 614,497
Retailers 0.7%
Dollar General Corp.
3.875%, 04/15/27 37,000 40,675
Dollar Tree, Inc.
4.000%, 05/15/25 330,000 356,135
Hanesbrands, Inc.
4.875%, 05/15/26
(a)
616,000 620,736
Lowe's Cos., Inc.
3.650%, 04/05/29 300,000 329,649
O'Reilly Automotive, Inc.
4.350%, 06/01/28 320,000 350,409
PetSmart, Inc.
5.875%, 06/01/25
(a)
418,000 420,952
Total 2,118,556
Supermarkets 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
4.625%, 01/15/27
(a)
695,000 701,334
6.625%, 06/15/24 400,000 411,606
Kroger Co. (The)
3.700%, 08/01/27 250,000 278,896
Total 1,391,836
Technology 4.0%
Amphenol Corp.
2.800%, 02/15/30 290,000 292,489
Arrow Electronics, Inc.
3.250%, 09/08/24 44,000 44,408
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 1,025,000 1,069,507
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CommScope, Inc.
5.500%, 03/01/24
(a)
590,000 590,006
6.000%, 03/01/26
(a)
587,000 588,231
Dell International LLC / EMC Corp.
4.900%, 10/01/26
(a)
437,000 453,588
5.875%, 06/15/21
(a)
998,000 998,651
Equinix, Inc.
5.375%, 05/15/27 161,000 173,002
Fidelity National Information Services, Inc.
3.750%, 05/21/29 70,000 78,598
Series 10Y, 4.250%, 05/15/28 136,000 154,290
Fiserv, Inc.
3.500%, 07/01/29 717,000 783,923
Global Payments, Inc.
3.200%, 08/15/29 112,000 115,261
Iron Mountain, Inc.
4.875%, 09/15/29
(a)
530,000 507,402
5.250%, 03/15/28
(a)
9,000 8,810
Keysight Technologies, Inc.
3.000%, 10/30/29 230,000 233,208
Micron Technology, Inc.
4.663%, 02/15/30 136,000 151,275
Motorola Solutions, Inc.
4.600%, 05/23/29 200,000 227,530
MSCI, Inc.
4.000%, 11/15/29
(a)
400,000 417,991
NortonLifeLock, Inc.
5.000%, 04/15/25
(a)
702,000 705,633
Open Text Corp.
3.875%, 02/15/28
(a)
200,000 195,265
5.875%, 06/01/26
(a)
121,000 127,009
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
400,000 389,204
PayPal Holdings, Inc.
2.850%, 10/01/29 280,000 297,263
Qorvo, Inc.
5.500%, 07/15/26 720,000 755,612
Refinitiv US Holdings, Inc.
6.250%, 05/15/26
(a)
310,000 330,709
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
783,000 804,000
SSL Robotics LLC
9.750%, 12/31/23
(a)
356,000 378,006
VMware, Inc.
3.900%, 08/21/27 125,000 127,936
Western Digital Corp.
4.750%, 02/15/26 757,000 773,165
Xerox Corp.
4.125%, 03/15/23 300,000 298,290
Total 12,070,262
Tobacco 0.6%
Altria Group, Inc.
4.800%, 02/14/29 660,000 737,945
BAT Capital Corp.
3.557%, 08/15/27 590,000 606,096
Vector Group Ltd.
6.125%, 02/01/25
(a)
500,000 485,007
Total 1,829,048
Transportation Services 0.4%
FedEx Corp.
3.400%, 02/15/28 290,000 301,767

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
XPO Logistics, Inc.
6.750%, 08/15/24
(a)
766,000 789,866
Total 1,091,633
Wireless 1.8%
Altice France SA
8.125%, 02/01/27
(a)
1,000,000 1,077,535
American Tower Corp.
2.750%, 01/15/27 200,000 207,242
Crown Castle International Corp.
3.650%, 09/01/27 245,000 267,122
SBA Communications Corp.
4.875%, 09/01/24 725,000 747,401
Sprint Corp.
7.625%, 03/01/26 350,000 414,015
7.625%, 02/15/25 51,000 58,652
T-Mobile USA, Inc.
4.750%, 02/01/28 200,000 210,051
6.500%, 01/15/26 1,463,000 1,544,515
Vodafone Group PLC
7.000%, 04/04/79 900,000 1,030,019
Total 5,556,552
Wirelines 1.9%
Altice France SA
7.375%, 05/01/26
(a)
770,000 805,158
American Tower Corp.
3.550%, 07/15/27 32,000 34,818
AT&T, Inc.
4.300%, 02/15/30 611,000 688,163
C&W Senior Financing DAC
6.875%, 09/15/27
(a)
200,000 198,273
CenturyLink, Inc.
5.125%, 12/15/26
(a)
325,000 310,995
Series Y, 7.500%, 04/01/24 30,000 32,541
Level 3 Financing, Inc.
5.375%, 01/15/24 280,000 282,030
5.375%, 08/15/22 22,000 22,011
Verizon Communications, Inc.
4.016%, 12/03/29 530,000 622,303
4.329%, 09/21/28 660,000 781,048
Vodafone Group PLC
4.375%, 05/30/28 1,022,000 1,175,775
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
990,000 961,299
Total 5,914,414
Total Corporate Bonds
(Cost $160,668,112) 156,474,059
Foreign Government Obligations
(d) ,(e)
22 .9%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 4,878,000 3,868,254
Brazilian Government International Bond
4.625%, 01/13/28 400,000 412,665
6.000%, 04/07/26 200,000 219,255
4.250%, 01/07/25 700,000 724,553
Canadian Government Bond
1.000%, 06/01/27 CAD 5,115,000 3,826,094
CITIC Ltd.
Series EMTN, 3.875%, 02/28/27 200,000 212,966
Series EMTN, 3.700%, 06/14/26 200,000 211,902
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Colombia Government International Bond
3.875%, 04/25/27 2,310,000 2,273,285
4.500%, 03/15/29 800,000 812,470
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27 1,245,000 1,124,149
Series REGS, 6.875%, 01/29/26 700,000 672,479
Export-Import Bank of India
3.875%, 02/01/28 750,000 739,147
French Republic Government Bond OAT
1.500%, 05/25/31 EUR 2,870,000 3,676,141
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 480,000 482,100
Series REGS, 4.500%, 05/03/26 400,000 397,983
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26 1,160,000 1,255,968
Series REGS, 4.350%, 01/08/27 400,000 423,201
Series REGS, 4.125%, 01/15/25 200,000 209,092
Italy Buoni Poliennali Del Tesoro
6.000%, 05/01/31 EUR 2,307,000 3,543,931
Japan Government Ten Year Bond
Series 357, 0.100%, 12/20/29 JPY 358,000,000 3,396,447
Japan Government Twenty Year Bond
Series 123, 2.100%, 12/20/30 JPY 23,000,000 262,925
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 1,295,000 1,440,716
Mexico Government International Bond
4.150%, 03/28/27 1,030,000 1,034,175
4.500%, 04/22/29 700,000 706,293
3.250%, 04/16/30 700,000 637,348
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 5,298,000 3,908,170
Norway Government Bond
Series 479, 1.750%, 02/17/27
(a)
NOK 23,810,000 2,530,075
Series 480, 2.000%, 04/26/28
(a)
NOK 12,050,000 1,316,070
Oman Government International Bond
5.625%, 01/17/28 2,155,000 1,648,951
Series REGS, 4.750%, 06/15/26 400,000 306,259
Panama Government International Bond
3.160%, 01/23/30 2,400,000 2,454,615
3.875%, 03/17/28 550,000 591,707
Paraguay Government International Bond
4.950%, 04/28/31
(a)
800,000 824,000
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 2,140,000 2,243,278
Series REGS, 4.325%, 05/28/25 250,000 261,367
Peruvian Government International Bond
8.750%, 11/21/33 2,147,000 3,384,974
7.350%, 07/21/25 200,000 250,025
Philippine Government International Bond
9.500%, 02/02/30 2,414,000 3,847,005
3.000%, 02/01/28 200,000 211,253
Republic of South Africa Government
International Bond
4.300%, 10/12/28 1,440,000 1,209,249
5.875%, 09/16/25 600,000 599,624
Russian Foreign Bond - Eurobond
Series REGS, 5.100%, 03/28/35 400,000 468,581
Series REGS, 4.750%, 05/27/26 1,600,000 1,773,509
Series REGS, 4.375%, 03/21/29 800,000 882,218
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 1,700,000 1,757,216

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2020
Notes to Portfolio of Investments
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Series EMTN, 3.854%, 04/03/26 200,000 204,664
United Kingdom Gilt
4.750%, 12/07/30 GBP 2,028,000 3,770,848
Uruguay Government International Bond
4.375%, 10/27/27 2,398,000 2,617,858
4.375%, 01/23/31 202,000 222,004
Total Foreign Government Obligations
(Cost $71,583,669) 69,847,059
U.S. Government & Agency Obligations 14 .9%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 6.9%
2.500%, 05/15/50
(f)
4,330,000 4,510,135
3.000%, 05/15/50
(f)
5,500,000 5,806,152
3.500%, 05/15/50
(f)
959,000 1,013,328
4.000%, 05/15/50
(f)
4,445,000 4,734,442
4.500%, 05/15/50
(f)
4,555,000 4,910,859
Total 20,974,916
Federal National Mortgage Association 4.6%
3.000%, 12/01/49 974,614 1,029,474
3.000%, 01/01/50 983,825 1,039,204
3.000%, 01/01/50 981,463 1,036,708
3.000%, 02/01/50 985,283 1,040,744
3.000%, 03/01/50 991,671 1,047,492
3.500%, 04/01/49 283,166 299,141
3.500%, 08/01/49 818,857 864,464
3.500%, 09/01/49 913,660 964,889
3.500%, 09/01/49 850,571 898,006
3.500%, 10/01/49 893,787 943,633
3.500%, 12/01/49 965,106 1,018,920
3.500%, 02/01/50 980,492 1,035,556
4.000%, 09/01/47 843,597 902,278
4.000%, 03/01/48 1,599,096 1,705,294
4.000%, 05/01/49 240,143 255,640
Total 14,081,443
Federal Home Loan Mortgage Corporation 3.4%
3.000%, 01/01/50 979,823 1,034,977
3.000%, 02/01/50 985,616 1,041,096
3.500%, 08/01/47 1,904,272 2,023,752
3.500%, 08/01/49 798,245 842,791
3.500%, 09/01/49 845,533 892,913
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.500%, 10/01/49 893,479 943,308
3.500%, 11/01/49 893,415 943,051
3.500%, 02/01/50 975,041 1,029,081
4.000%, 08/01/49 753,432 801,923
4.000%, 09/01/49 808,816 860,791
Total 10,413,683
Total U.S. Government & Agency Obligations
(Cost $44,702,399) 45,470,042
U.S. Treasury Obligations 12 .1%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 6.8%
2.000%, 02/15/50 340,000 401,094
2.250%, 08/15/46 969,000 1,179,909
2.375%, 11/15/49 1,856,000 2,356,830
2.875%, 05/15/49 3,460,000 4,805,075
3.000%, 05/15/42 1,629,000 2,203,222
3.375%, 05/15/44 1,653,000 2,385,744
3.375%, 11/15/48 2,110,000 3,178,517
3.750%, 08/15/41 926,000 1,382,923
3.750%, 11/15/43 1,807,300 2,738,907
Total 20,632,221
U.S. Treasury Note 3.0%
2.375%, 05/15/27 2,812,000 3,174,484
2.625%, 02/15/29 3,551,000 4,166,877
5.250%, 11/15/28 1,425,000 1,980,750
Total 9,322,111
U.S. Treasury Bill 2.3%
-0.010%, 06/04/20 7,000,000 6,999,428
Total U.S. Treasury Obligations
(Cost $32,687,300) 36,953,760
Money Market Funds 4 .3%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.170%
(g)
12,978,891 12,978,891
Total Money Market Funds
(Cost $12,978,891) 12,978,891
Total Investments in Securities
(Cost $322,620,371) 321,723,811
Other Assets & Liabilities, Net (17,163,860)
Net Assets 304,559,951
(a) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the net value of these securities amounted to $67,031,844 which represents 22.01% of net assets.
(b) Variable rate security. The interest rate shown was the current rate as of April 30, 2020.
(c) Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2020, the total value of these securities amounted to $830,984, which represents 0.27% of total net assets.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
LIBOR London Interbank Offered Rates
TBA To Be Announced

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 15
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 156,474,059 – 156,474,059
Foreign Government Obligations – 69,847,059 – 69,847,059
U.S. Government & Agency Obligations – 45,470,042 – 45,470,042
U.S. Treasury Obligations 36,953,760 – – 36,953,760

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2020
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Money Market Funds 12,978,891 – – 12,978,891
Total Investments in Securities 49,932,651 271,791,160 – 321,723,811
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 17
Assets
Investments in securities, at value
Unaffiliated issuers (cost $322,620,371 ) $321,723,811
Receivable for:
Investments sold on a delayed delivery basis 3,164,414
Investment sold 3,016,798
Interest 2,992,943
Reclaims receivable 9,545
Dividends 4,881
Total assets 330,912,392
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 24,110,485
Investments purchased 2,178,739
Investment management fees 62,996
Due to custodian 221
Total liabilities 26,352,441
Net assets applicable to outstanding capital stock $304,559,951
Represented by:
Paid-in capital $308,533,284
Total distributable earnings (loss) (3,973,333)
Total - representing net assets applicable to outstanding capital stock $304,559,951
Shares outstanding 14,900,050
Net asset value per share $20.44

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Semiannual Report 2020
Investment Income:
Interest $4,330,745
Dividends - unaffiliated issuers 38,407
Foreign taxes withheld (11,629)
Total income 4,357,523
Expenses:
Investment management fees 364,319
Net investment income 3,993,204
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (320,996)
In-kind transactions (1,979,063)
Foreign currency translations (56,737)
Net realized loss (2,356,796)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (6,897,217)
Foreign currency translations (1,787)
Net change in unrealized depreciation (6,899,004)
Net realized and unrealized loss (9,255,800)
Net decrease in net assets resulting from operations $(5,262,596)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 19
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
Operations
Net investment income $3,993,204 $4,199,806
Net realized gain (loss) (2,356,796) 707,358
Net change in unrealized appreciation (depreciation) (6,899,004) 9,266,308
Net increase (decrease) in net assets resulting from operations (5,262,596) 14,173,472
Distributions to shareholders
Net investment income and net realized gains (3,825,500) (3,975,229)
Shareholder transactions
Proceeds from shares sold 159,660,591 135,187,935
Cost of shares redeemed (39,239,227) (37,043,384)
Net increase in net assets resulting from shareholder transactions 120,421,364 98,144,551
Increase in net assets 111,333,268 108,342,794
Net Assets:
Net assets beginning of period 193,226,683 84,883,889
Net assets at end of period $304,559,951 $193,226,683
Capital stock activity
Shares outstanding, beginning of period 9,300,050 4,500,050
Subscriptions 7,700,000 6,700,000
Redemptions (2,100,000) (1,900,000)
Shares outstanding, end of period 14,900,050 9,300,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2020
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total
Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2020
Year Ended October 31 ,
2017
(a)
2019 2018
Per share data
Net asset value, beginning of
period
$ 20 .78 $ 18 .86 $ 19 .94 $ 20 .00
Income (loss) from investment operations:
Net investment income 0 .31 0 .72 0 .67 0 .03
Net realized and unrealized gain (loss) ( 0 .34 ) 1 .91 ( 1 .13 ) ( 0 .09 )
Total from investment operations ( 0 .03 ) 2 .63 ( 0 .46 ) ( 0 .06 )
Less distributions to shareholders:
Net investment income ( 0 .31 ) ( 0 .71 ) ( 0 .62 ) –
Total distribution to shareholders ( 0 .31 ) ( 0 .71 ) ( 0 .62 ) –
Net asset value, end of
period
$ 20 .44 $ 20 .78 $ 18 .86 $ 19 .94
Total Return at NAV ( 0 .16 ) % 14 .21% ( 2 .32 ) % ( 0 .30 ) %
Total Return at Market ( 0 .11 ) % 14 .78% ( 2 .68 ) % ( 0 .15 ) %
Ratios to average net assets:
Total gross expenses
(b)
0 .28%
(c)
0 .28% 0 .28%
(d)
0 .28%
(c)
Total net expenses
(b)(e)
0 .28%
(c)
0 .28% 0 .24%
(d)
– %
(c)
Net investment income 3 .07%
(c)
3 .62% 3 .49% 3 .10%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $ 304,560 $ 193,227 $ 84,884 $ 29,917
Portfolio turnover 87% 171% 140% – %
(a) The Fund commenced operations on October 12, 2017. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) The ratio includes less than 0.01% for the year ended October 31, 2018 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 21
Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Funds’ principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2020
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 23
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2020
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees, however, there are no current plans to impose these fees.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 25
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $257,898,310 and $220,845,146, respectively, for the six months ended April 30, 2020, of which
$3,241,695 and $6,717,400, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2020, the cost basis of securities contributed was $117,987,716.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2020, the in-kind redemption proceeds from sales were $31,216,829 and the net realized loss was $(1,979,063).
Line of credit
The The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA,
N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.
The Fund had no borrowings during the six months ended April 30, 2020.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
322,620,371 7,963,219 (8,859,779) (896,560)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2020
Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 27
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-
19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment
Manager's operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2020
affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

LIQUIDITY RISK MANAGEMENT PROGRAM
Strategic Beta ETFs | Semiannual Report 2020 29
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The
Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through
December 31, 2019, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
SAR290_10_K01_(06/20)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Semiannual Report
April 30, 2020
Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Columbia Multi-Sector Municipal Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Strategic Beta ETFs | Semiannual Report 2020

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Frequency Distribution of Premiums and Discounts 6
Portfolio of Investments 7
Statement of Assets and Liabilities 14
Statement of Operations 15
Statement of Changes in Net Assets 16
Financial Highlights 17
Notes to Financial Statements 18
Liquidity Risk Management Program 24
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-Q and Form
N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Strategic Beta ETFs | Semiannual Report 2020 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector
Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five sectors of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular eligible universe. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the
Index. The five fixed sectors with their respective weightings are as follows: Municipal Core Revenue Sector
(45%); Municipal Health Care Sector (20%); Municipal High-Quality Revenue Sector (15%); The Municipal
Core General Obligation Sector (10%); and the Municipal High Yield Sector (10%). Each sector of the Index is constructed with rules specific to the sector to provide a better balance of quality, yield and liquidity. The rules for each sector can be found in the Fund’s prospectus.  It is not possible to invest directly in an index.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2020)
Inception
6 Months
cumulative 1 Year Life
Market Price 10/10/18 -2.43 1.27 5.10
Net Asset Value 10/10/18 -2.57 1.28 4.88
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index -3.10 0.65 4.39
Bloomberg Barclays Municipal
Bond Index -1.33 2.16 5.09

FUND AT A GLANCE
(continued)
4 Strategic Beta ETFs | Semiannual Report 2020
Quality breakdown (%) (at April 30, 2020)
AAA rating 9.1
AA rating 31.1
A rating 40.3
BBB rating 9.9
BB rating 9.4
B rating 0.2
Total 100.0
Percentages indicated are based upon total fixed income investments (excluding
Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.
com/home/en/us.
Top ten states/territories (%) (at April 30, 2020)
Texas 12 .4
New Jersey 12 .2
New York 8 .6
Illinois 7 .7
Pennsylvania 6 .0
Florida 5 .9
Kentucky 4 .9
Washington 3 .9
Michigan 3 .7
Colorado 3 .4
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 5
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2019 — April 30, 2020
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 974.30 1,023.72 1.13 1.16 0.23

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2020
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will ﬂuctuate in accordance with changes in its
NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported
NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the Fund.
The information shown for the Fund is for the period from inception date of such Fund through April 30, 2020.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Multi-Sector Municipal Income ETF
October 10, 2018 – April 30, 2020
0 – 49.9 289 45
50 -99.9 48 1
100 – 199.9 5 1
>200 0 2
Total 342 49

PORTFOLIO OF INVESTMENTS
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 7
Municipal Bonds 98 .6%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.7%
UAB Medicine Finance Authority
Series B
Revenue Bonds
5.000%, 09/01/35 235,000 262,051
Alaska 0.3%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 116,240
Arizona 0.5%
City of Phoenix Civic Improvement Corp.
Series B
Revenue Bonds
4.000%, 07/01/28 150,000 166,488
Colorado 3.2%
City & County of Denver Airport System
Revenue, Series A
Revenue Bonds
5.000%, 11/15/27 250,000 267,192
5.000%, 12/01/27 160,000 187,714
City & County of Denver Co.
Revenue Bonds
5.000%, 10/01/32 100,000 97,201
Colorado Health Facilities Authority
Series A-1
Revenue Bonds
4.000%, 08/01/38 225,000 225,039
Denver City & County School District No 1
4.000%, 12/01/26 100,000 104,582
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 81,648
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 160,000 181,659
Total Colorado 1,145,035
Connecticut 2.3%
Connecticut Housing Finance Authority
Series A-1
Revenue Bonds
2.875%, 11/15/30 100,000 102,512
Connecticut State Health & Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/38 200,000 206,148
State of Connecticut Special Tax Revenue,
Series A
Revenue Bonds
5.000%, 09/01/26 225,000 264,062
5.000%, 08/01/28 150,000 171,082
5.000%, 01/01/29 75,000 89,398
Total Connecticut 833,202
District of Columbia 1.7%
District of Columbia
Revenue Bonds
4.000%, 07/15/40 130,000 134,605
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Metropolitan Washington Airports Authority
Revenue Bonds
5.000%, 10/01/29, Series A 125,000 140,091
5.000%, 10/01/30 200,000 233,656
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Series B
Revenue Bonds
0.000%, 10/01/30
(a)
130,000 97,226
Total District of Columbia 605,578
Florida 5.8%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 166,555
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 142,961
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 132,015
City of Gainesville FL Utilities System
Revenue
Series A
Revenue Bonds
5.000%, 10/01/25 100,000 119,697
County of Miami-Dade FL Aviation Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 250,000 272,965
County of Miami-Dade FL Water & Sewer
System Revenue
Series B
Revenue Bonds
5.250%, 10/01/22 210,000 231,435
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 125,000 150,322
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 100,000 111,794
Palm Beach County School District
Series B
Revenue Bonds
5.000%, 08/01/28 170,000 212,473
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 135,000 154,305
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 174,752
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 226,500
Total Florida 2,095,774

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2020
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Georgia 2.4%
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/29 200,000 274,730
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 100,000 112,081
State of Georgia
4.000%, 02/01/26, Series A-2 215,000 237,708
5.000%, 07/01/28, Series F 200,000 246,414
Total Georgia 870,933
Hawaii 1.1%
State of Hawaii
5.000%, 08/01/26, Series EO 200,000 230,502
5.000%, 10/01/27, Series FH 150,000 182,035
Total Hawaii 412,537
Illinois 6.1%
Chicago Board of Education
0.000%, 12/01/29, Series A
(a)
185,000 126,688
5.250%, 12/01/39, Series C 235,000 225,457
Chicago O'Hare International Airport
Revenue Bonds
5.000%, 01/01/28, Series B 160,000 176,984
5.000%, 01/01/29, Series C 200,000 223,984
City of Chicago IL Wastewater Transmission
Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 253,743
Illinois Finance Authority
Revenue Bonds
4.000%, 01/01/25 200,000 225,308
5.000%, 07/01/28 115,000 139,964
4.125%, 11/15/37, Series A 235,000 229,562
Illinois State Toll Highway Authority
Revenue Bonds
5.000%, 01/01/31, Series C 150,000 182,741
4.000%, 12/01/31, Series A 210,000 222,858
Will County Community High School District
No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 192,783
Total Illinois 2,200,072
Indiana 1.2%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 115,297
Indiana Finance Authority
Revenue Bonds
4.000%, 11/01/33, Series C 100,000 105,727
5.000%, 06/01/39, Series A 225,000 228,506
Total Indiana 449,530
Kansas 1.2%
Kansas Development Finance Authority,
Series A
Revenue Bonds
5.000%, 05/01/28 190,000 210,757
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 11/15/32 225,000 240,082
Total Kansas 450,839
Kentucky 3.3%
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 181,638
Louisville & Jefferson County Metropolitan
Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28 410,000 432,406
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 325,952
4.000%, 10/01/35 235,000 240,400
Total Kentucky 1,180,396
Louisiana 0.8%
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 159,321
State of Louisiana
Series B
5.000%, 08/01/27 100,000 120,114
Total Louisiana 279,435
Maryland 3.5%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 74,234
County of Howard
Series B
5.000%, 02/15/28 225,000 277,537
County of Montgomery, Series A
5.000%, 11/01/26 150,000 185,312
5.000%, 11/01/28 200,000 233,342
Maryland Economic Development Corp.
Series A
Revenue Bonds
5.000%, 03/31/24 105,000 105,147
Maryland Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/41 100,000 103,943
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 118,786
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 157,668
Total Maryland 1,255,969
Massachusetts 2.3%
Massachusetts Development Finance
Agency
Revenue Bonds
5.000%, 07/01/31, Series S-1 200,000 235,448
5.000%, 07/01/36, Series I 150,000 160,616

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 07/01/41, Series I 250,000 261,165
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 150,000 185,898
Total Massachusetts 843,127
Michigan 4.2%
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 177,239
Michigan Finance Authority
Revenue Bonds
5.000%, 08/01/28 300,000 334,980
3.125%, 12/01/35, Series A 100,000 97,308
3.250%, 11/15/42 150,000 138,431
5.000%, 12/01/42, Series A-MI 250,000 278,115
Michigan State Housing Development
Authority
Series C
Revenue Bonds
3.900%, 12/01/33 200,000 215,754
State of Michigan
Revenue Bonds
5.000%, 03/15/26 225,000 267,912
Total Michigan 1,509,739
Minnesota 1.7%
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 100,000 102,310
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 100,427
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 145,000 150,774
Duluth Housing & Redevelopment Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 96,285
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 183,425
Total Minnesota 633,221
Missouri 0.9%
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 133,988
Missouri Joint Municipal Electric Utility
Commission
Series A
Revenue Bonds
4.000%, 12/01/32 100,000 107,199
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 90,916
Total Missouri 332,103
New Jersey 11.4%
New Jersey Economic Development Authority
Revenue Bonds
5.000%, 03/01/25, Series NN 300,000 306,543
4.000%, 11/01/25, Series B 200,000 195,426
5.000%, 03/01/26, Series NN 260,000 265,145
4.375%, 06/15/27, Series XX 120,000 119,279
5.500%, 09/01/27, Series N-1 120,000 129,226
5.500%, 06/15/29, Series BBB 195,000 205,649
6.000%, 07/01/32, Series A 200,000 187,436
5.000%, 06/15/34, Series WW 120,000 120,140
New Jersey Health Care Facilities Financing
Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 239,769
New Jersey Housing & Mortgage Finance
Agency
Series D
Revenue Bonds
4.000%, 04/01/25 225,000 246,713
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000%, 12/15/25, Series C
(a)
180,000 142,252
5.000%, 06/15/27, Series A-1 110,000 121,841
0.000%, 12/15/27, Series A
(a)
300,000 217,497
5.000%, 06/15/29, Series BB-1 145,000 148,660
5.000%, 06/15/31, Series BB 115,000 116,742
5.250%, 06/15/32, Series C 100,000 101,666
5.000%, 12/15/32, Series A 200,000 201,612
New Jersey Turnpike Authority
Revenue Bonds
5.250%, 01/01/30, Series A 170,000 219,161
5.000%, 01/01/31, Series E 260,000 303,864
5.000%, 01/01/33, Series A 100,000 111,712
5.000%, 01/01/34, Series A 395,000 445,102
Total New Jersey 4,145,435
New York 10.6%
City of New York
5.000%, 08/01/22, Series C 200,000 215,332
5.000%, 08/01/25, Series J 115,000 127,134
Long Island Power Authority
Revenue Bonds
5.000%, 09/01/28 125,000 154,996
5.250%, 09/01/29, Series C 140,000 179,164
5.000%, 09/01/34 115,000 136,461
Metropolitan Transportation Authority
Revenue Bonds
5.000%, 11/15/26, Series A2 275,000 279,535
5.000%, 11/15/31, Series C-1 365,000 358,481
5.000%, 11/15/33, Series D-1 200,000 219,290
New York City Housing Development Corp.
Series G-2-A (Mandatory Put 12/31/21)
Revenue Bonds
2.000%, 11/01/57 100,000 100,154

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2020
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York State Dormitory Authority, Series A
Revenue Bonds
5.000%, 07/01/28 150,000 181,402
5.000%, 10/01/29 110,000 133,715
5.000%, 07/01/33 100,000 118,207
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000%, 06/15/27, Series A 250,000 313,963
5.000%, 06/15/29 150,000 172,861
New York State Thruway Authority
Revenue Bonds
5.000%, 01/01/30, Series K 200,000 222,960
4.000%, 01/01/38, Series B 150,000 160,985
Port Authority of New York & New Jersey
Revenue Bonds
5.000%, 09/15/25, Series 207 115,000 131,355
3.250%, 05/01/33, Series 189 125,000 127,543
5.000%, 10/15/33, Series 194 265,000 300,279
Syracuse Industrial Development Agency,
Series A
Revenue Bonds
5.000%, 01/01/30 150,000 136,321
5.000%, 01/01/32 100,000 88,762
Total New York 3,858,900
North Carolina 1.9%
Charlotte-Mecklenburg Hospital Authority
(The)
Series A
Revenue Bonds
5.000%, 01/15/30 180,000 189,259
County of New Hanover
Revenue Bonds
5.000%, 10/01/29 230,000 272,966
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 241,406
Total North Carolina 703,631
Ohio 1.8%
Ohio Turnpike & Infrastructure Commission
Series A-4
Revenue Bonds
0.000%, 02/15/34
(a)
135,000 152,400
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23 200,000 224,190
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 135,729
State of Ohio
Series A
Revenue Bonds
3.250%, 01/01/35 130,000 134,211
Total Ohio 646,530
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oklahoma 1.0%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30 200,000 238,822
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 109,892
Total Oklahoma 348,714
Oregon 0.3%
City of Portland OR Sewer System Revenue
Series B
Revenue Bonds
5.000%, 06/15/22 100,000 108,441
Pennsylvania 10.2%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
4.000%, 07/15/39 250,000 257,410
4.000%, 04/01/44 200,000 197,534
Allentown Neighborhood Improvement Zone
Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 96,220
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 100,723
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 146,038
Chester County Health & Education Facilities
Authority
Revenue Bonds
4.250%, 11/01/32 100,000 86,459
4.000%, 09/01/41, Series A 200,000 215,910
Commonwealth of Pennsylvania
Series 1
5.000%, 03/15/29 100,000 115,022
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 91,264
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700%, 07/01/27, Series B 110,000 136,894
5.750%, 07/01/32 100,000 136,994
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 150,000 169,385
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 105,533
5.625%, 07/01/42, Series A 200,000 206,986

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Montgomery County Industrial Development
Authority
Series A
Revenue Bonds
4.500%, 01/15/32 200,000 202,032
Pennsylvania Economic Development
Financing Authority
Series A
Revenue Bonds
6.400%, 12/01/38 100,000 78,616
Pennsylvania Housing Finance Agency
Series 127B
Revenue Bonds
3.550%, 10/01/33 200,000 210,332
Pennsylvania Turnpike Commission
Revenue Bonds
5.000%, 06/01/28, Series B-2 200,000 234,596
6.000%, 12/01/30, Series E 100,000 123,712
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000%, 10/01/27 300,000 359,052
5.000%, 04/01/33, Series 2015 225,000 255,258
Pittsburgh Water & Sewer Authority
Series A
Revenue Bonds
5.000%, 09/01/26 130,000 157,534
Total Pennsylvania 3,683,504
Rhode Island 0.9%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 100,000 118,801
Rhode Island Housing & Mortgage Finance
Corp.
Series 69-B
Revenue Bonds
3.550%, 10/01/33 200,000 212,554
Total Rhode Island 331,355
South Carolina 1.0%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 279,720
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 99,246
Total South Carolina 378,966
Tennessee 0.8%
Chattanooga Health Educational & Housing
Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 106,348
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 181,839
Total Tennessee 288,187
Texas 10.5%
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 218,970
City of Dallas
5.000%, 02/15/23 100,000 110,532
City of Houston
Series A
5.000%, 03/01/26 200,000 239,974
City of Houston TX Airport System Revenue
Series A
Revenue Bonds
5.000%, 07/01/32 300,000 314,448
City of Houston TX Combined Utility System
Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 130,000 158,471
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 101,970
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/26 200,000 236,018
New Hope Cultural Education Facilities
Finance Corp.
Series A
Revenue Bonds
4.000%, 08/15/40 225,000 237,013
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 296,402
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/27, Series A 530,000 611,267
5.000%, 01/01/29, Series B 175,000 200,410
San Antonio Water System
Series A (Mandatory Put 05/01/24)
Revenue Bonds
2.625%, 05/01/49 300,000 316,356
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 11/15/29, Series A 110,000 127,524
5.000%, 05/15/37 100,000 90,253
Texas Water Development Board
Revenue Bonds
5.000%, 10/15/23, Series B 250,000 282,908
5.000%, 04/15/27, Series A 200,000 249,010
Total Texas 3,791,526

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2020
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Utah 0.3%
Salt Lake City Corp. Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 115,794
Virginia 1.0%
Commonwealth of Virginia
Series B
5.000%, 06/01/22 150,000 162,543
Virginia Resources Authority
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 207,078
Total Virginia 369,621
Washington 2.8%
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 225,866
State of Washington
5.000%, 07/01/23, Series R-2012C 225,000 243,990
5.000%, 07/01/29, Series B 100,000 119,311
Washington Health Care Facilities Authority
Revenue Bonds
5.000%, 08/01/38, Series A-2 150,000 161,520
5.000%, 10/01/38, Series D 150,000 162,776
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 92,810
Total Washington 1,006,273
West Virginia 0.4%
West Virginia Economic Development
Authority
Series A
Revenue Bonds
5.000%, 06/01/29 150,000 160,562
Wisconsin 0.5%
State of Wisconsin
Series 3
5.000%, 11/01/23 170,000 186,075
Total Municipal Bonds
(Cost $35,868,979) 35,765,783
Money Market Funds 0 .2%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
0.168%
(c)
60,093 60,093
Total Money Market Funds
(Cost $60,093) 60,093
Total Investments in Securities
(Cost $35,929,072) 35,825,876
Other Assets & Liabilities, Net 439,712
Net Assets 36,265,588
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the net value of these securities amounted to $486,543 which represents 1.34% of net assets.
(c) The rate shown is the seven-day current annualized yield at April 30, 2020.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 13
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 35,765,783 – 35,765,783
Money Market Funds 60,093 – – 60,093
Total Investments in Securities 60,093 35,765,783 – 35,825,876
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Strategic Beta ETFs | Semiannual Report 2020
Assets
Investments in securities, at value
Unaffiliated issuers (cost $35,929,072 ) $35,825,876
Receivable for:
Interest 446,306
Total assets 36,272,182
Liabilities
Payable for:
Investment management fees 6,594
Total liabilities 6,594
Net assets applicable to outstanding capital stock $36,265,588
Represented by:
Paid-in capital $36,198,638
Total distributable earnings (loss) 66,950
Total - representing net assets applicable to outstanding capital stock $36,265,588
Shares outstanding 1,750,050
Net asset value per share $20.72

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 15
Investment Income:
Interest $405,053
Total income 405,053
Expenses:
Investment management fees 33,992
Net investment income 371,061
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 94,126
Net realized gain 94,126
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (1,477,451)
Net change in unrealized depreciation (1,477,451)
Net realized and unrealized loss (1,383,325)
Net decrease in net assets resulting from operations $(1,012,264)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Semiannual Report 2020
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31, 2019
Operations
Net investment income $371,061 $577,524
Net realized gain 94,126 37,739
Net change in unrealized appreciation (depreciation) (1,477,451) 1,385,349
Net increase (decrease) in net assets resulting from operations (1,012,264) 2,000,612
Distributions to shareholders
Net investment income and net realized gains (395,000) (536,509)
Shareholder transactions
Proceeds from shares sold 10,726,763 9,467,543
Net increase in net assets resulting from shareholder transactions 10,726,763 9,467,543
Increase in net assets 9,319,499 10,931,646
Net Assets:
Net assets beginning of period 26,946,089 16,014,443
Net assets at end of period $36,265,588 $26,946,089
Capital stock activity
Shares outstanding, beginning of period 1,250,050 800,050
Subscriptions 500,000 450,000
Shares outstanding, end of period 1,750,050 1,250,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 17
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total
Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
2019
October 31,
2018
(a)
Per share data
Net asset value, beginning of
period
$21.56 $20.02 $20.00
Income (loss) from investment operations:
Net investment income 0.27 0.56 0.03
Net realized and unrealized gain (loss) (0.81) 1.51 (0.01)
Total from investment operations (0.54) 2.07 0.02
Less distributions to shareholders:
Net investment income (0.27) (0.53) –
Net realized gains (0.03) – –
Total distribution to shareholders (0.30) (0.53) –
Net asset value, end of
period
$20.72 $21.56 $20.02
Total Return at NAV (2.57)% 10.42% 0.10%
Total Return at Market (2.43)% 10.24% 0.45%
Ratios to average net assets:
Total gross expenses
(b)
0.23%
(c)
0.26% 0.28%
(c)
Total net expenses
(b)(d)
0.23%
(c)
0.26% 0.28%
(c)
Net investment income 2.51%
(c)
2.67% 2.34%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $36,266 $26,946 $16,014
Portfolio turnover 12% 20% 48%
(a) The Fund commenced operations on October 10, 2018. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2020
18 Strategic Beta ETFs | Semiannual Report 2020
Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020
Strategic Beta ETFs | Semiannual Report 2020 19
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020
20 Strategic Beta ETFs | Semiannual Report 2020
and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee for the six months ended April 30, 2020 was equal to 0.23% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees, however, there are no current plans to impose these fees.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
35,929,072 764,997 (868,193) (103,196)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020
Strategic Beta ETFs | Semiannual Report 2020 21
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $14,751,768 and $3,439,949, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.
The Fund had no borrowings during the six months ended April 30, 2020.
Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020
22 Strategic Beta ETFs | Semiannual Report 2020
markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment
Manager's operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020
Strategic Beta ETFs | Semiannual Report 2020 23
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

LIQUIDITY RISK MANAGEMENT PROGRAM
24 Strategic Beta ETFs | Semiannual Report 2020
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The
Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through
December 31, 2019, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
SAR303_10_K01_(6/20)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Semiannual Report
April 30, 2020
Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Strategic Beta ETFs | Semiannual Report 2020

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Columbia Research Enhanced Value ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Frequency Distribution of Premiums and Discounts 8
Portfolio of Investments 9
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 23
Notes to Financial Statements 25
Liquidity Risk Management Program 32
Additional Information 35

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since August 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since August 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced
U.S. Equity Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Equity Index aims to achieve stronger total return than the
Russell 1000® Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell 1000® Index.
The Russell 1000® Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2020)
Inception
6 Months
cumulative Life
Market Price 09/25/19 -4.10 -1.59
Net Asset Value 09/25/19 -3.91 -1.48
{
Beta Advantage®
}
Research
Enhanced U.S. Equity Index -3.97 -1.51
Russell 1000® Index -3.56 -1.19

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Core ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2020
Equity sector breakdown (%) (at April 30, 2020)
Information Technology 25 .7
Health Care 15 .4
Financials 11 .0
Communication Services 10 .6
Consumer Discretionary 9 .4
Industrials 8 .6
Consumer Staples 6 .9
Real Estate 3 .9
Energy 3 .2
Utilities 3 .1
Materials 2 .2
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since August 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since August 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced
U.S. Value Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Value Index aims to achieve stronger total return than the Russell 1000® Value Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Value Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell
1000® Value Index.
The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell
1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2020)
Inception
6 Months
cumulative Life
Market Price 09/25/19 -12.82 -11.07
Net Asset Value 09/25/19 -12.78 -11.02
{
Beta Advantage
}
® Research
Enhanced U.S. Value Index -12.89 -11.10
Russell 1000® Value Index -13.66 -12.17

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Value ETF
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2020
Equity sector breakdown (%) (at April 30, 2020)
Financials 20 .6
Health Care 15 .5
Consumer Staples 10 .2
Industrials 8 .9
Communication Services 8 .5
Information Technology 7 .3
Utilities 6 .9
Energy 6 .9
Consumer Discretionary 5 .9
Real Estate 5 .5
Materials 3 .8
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2019 — April 30, 2020
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 960.90 1,024.12 0.73 0.75 0.15
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 872.20 1,023.92 0.88 0.96 0.19

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
8 Strategic Beta ETFs | Semiannual Report 2020
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will ﬂuctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported
NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.
The information shown for each Fund is for the period from inception date of such Fund through April 30, 2020.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Research Enhanced Core ETF
September 25, 2019 – April 30, 2020.
0 – 49.9 91 59
50 -99.9 0 0
100 – 199.9 0 0
>200 0 1
Total 91 60
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Research Enhanced Value ETF
September 25, 2019 – April 30, 2020.
0 – 49.9 134 17
50 -99.9 0 0
100 -199.9 0 0
> 200 0 0
Total 134 17

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 9
Common Stocks 99 .6%
Issuer Shares Value ($)
Communication Services  10.6%
Diversified Telecommunication Services 2.4%
AT&T, Inc. 12,033 366,646
CenturyLink, Inc. 1,805 19,169
Verizon Communications, Inc. 6,844 393,188
Total 779,003
Entertainment 0.3%
Electronic Arts, Inc.
(a)
472 53,931
Take-Two Interactive Software, Inc.
(a)
188 22,757
Zynga, Inc. Class A
(a)
1,387 10,458
Total 87,146
Interactive Media & Services 6.8%
Alphabet, Inc. Class A
(a)
493 663,923
Alphabet, Inc. Class C
(a)
502 677,027
Facebook, Inc. Class A
(a)
3,982 815,155
Match Group, Inc.
(a)
84 6,465
Total 2,162,570
Media 1.1%
AMC Networks, Inc. Class A
(a)
70 1,669
Cable One, Inc. 8 15,303
Comcast Corp. Class A 7,308 275,000
Fox Corp. Class A 562 14,539
Fox Corp. Class B 264 6,748
Interpublic Group of Cos., Inc. (The) 635 10,782
Omnicom Group, Inc. 354 20,189
Sirius XM Holdings, Inc. 2,236 13,215
Total 357,445
Total Communication Services 3,386,164
Consumer Discretionary  9.4%
Auto Components 0.1%
Lear Corp. 213 20,800
Automobiles 0.2%
Ford Motor Co. 13,586 69,153
Distributors 0.2%
LKQ Corp.
(a)
1,052 27,510
Pool Corp. 134 28,362
Total 55,872
Diversified Consumer Services 0.1%
frontdoor, Inc.
(a)
281 10,878
H&R Block, Inc. 680 11,322
Total 22,200
Hotels, Restaurants & Leisure 1.9%
Aramark 849 23,186
Caesars Entertainment Corp.
(a)
1,959 18,924
Darden Restaurants, Inc. 446 32,910
Hilton Worldwide Holdings, Inc. 951 72,000
International Game Technology PLC 340 2,564
Las Vegas Sands Corp. 1,151 55,271
MGM Resorts International 1,684 28,342
Starbucks Corp. 4,100 314,593
Wyndham Destinations, Inc. 309 7,901
Yum China Holdings, Inc. 1,224 59,315
Total 615,006
Household Durables 0.7%
DR Horton, Inc. 1,160 54,775
Garmin Ltd. 501 40,661
Lennar Corp. Class A 963 48,218
Lennar Corp. Class B 52 1,984
NVR, Inc.
(a)
12 37,200
PulteGroup, Inc. 860 24,312
Toll Brothers, Inc. 420 10,088
Total 217,238
Common Stocks (continued)
Issuer Shares Value ($)
Internet & Direct Marketing Retail 1.2%
Booking Holdings, Inc.
(a)
146 216,163
eBay, Inc. 2,659 105,908
Etsy, Inc.
(a)
409 26,532
Expedia Group, Inc. 464 32,935
Qurate Retail, Inc. Series A
(a)
1,388 11,180
Total 392,718
Multiline Retail 1.1%
Dollar General Corp. 881 154,439
Target Corp. 1,691 185,571
Total 340,010
Specialty Retail 3.6%
AutoZone, Inc.
(a)
81 82,646
Best Buy Co., Inc. 776 59,542
Home Depot, Inc. (The) 3,716 816,888
O'Reilly Automotive, Inc.
(a)
258 99,676
Ross Stores, Inc. 1,247 113,926
Total 1,172,678
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc. 1,299 12,912
Skechers U.S.A., Inc. Class A
(a)
450 12,681
Under Armour, Inc. Class A
(a)
639 6,658
Under Armour, Inc. Class C
(a)
655 6,072
VF Corp. 1,061 61,644
Total 99,967
Total Consumer Discretionary 3,005,642
Consumer Staples  6.9%
Food & Staples Retailing 1.8%
Kroger Co. (The) 1,836 58,036
Sprouts Farmers Market, Inc.
(a)
277 5,756
Sysco Corp. 1,083 60,940
Walgreens Boots Alliance, Inc. 1,778 76,970
Walmart, Inc. 3,189 387,623
Total 589,325
Food Products 0.9%
Campbell Soup Co. 382 19,092
Flowers Foods, Inc. 442 9,848
General Mills, Inc. 1,398 83,726
Hershey Co. (The) 332 43,967
Ingredion, Inc. 156 12,667
JM Smucker Co. (The) 254 29,187
Kellogg Co. 567 37,139
Kraft Heinz Co. (The) 1,453 44,069
Total 279,695
Household Products 2.8%
Colgate-Palmolive Co. 1,894 133,091
Kimberly-Clark Corp. 786 108,845
Procter & Gamble Co. (The) 5,571 656,654
Total 898,590
Personal Products 0.0%
Nu Skin Enterprises, Inc. Class A 126 3,681
Tobacco 1.4%
Altria Group, Inc. 4,295 168,579
Philip Morris International, Inc. 3,557 265,352
Total 433,931
Total Consumer Staples 2,205,222
Energy  3.2%
Energy Equipment & Services 0.1%
Baker Hughes Co. 1,869 26,073
Patterson-UTI Energy, Inc. 599 2,210
Total 28,283

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2020
Common Stocks (continued)
Issuer Shares Value ($)
Oil, Gas & Consumable Fuels 3.1%
Cabot Oil & Gas Corp. 1,219 26,355
Chevron Corp. 5,668 521,456
ConocoPhillips 3,238 136,320
Continental Resources, Inc. 263 4,310
Devon Energy Corp. 1,213 15,126
EQT Corp. 762 11,118
HollyFrontier Corp. 450 14,868
Marathon Oil Corp. 2,419 14,804
Marathon Petroleum Corp. 1,951 62,588
Murphy Oil Corp. 457 5,420
PBF Energy, Inc. Class A 358 4,081
Phillips 66 1,309 95,779
Range Resources Corp. 671 3,912
Valero Energy Corp. 1,236 78,301
Total 994,438
Total Energy 1,022,721
Financials  10.9%
Banks 3.9%
Bank of America Corp. 30,260 727,753
CIT Group, Inc. 346 6,567
Citigroup, Inc. 8,026 389,743
Citizens Financial Group, Inc. 1,640 36,720
Comerica, Inc. 532 18,545
First Horizon National Corp. 1,143 10,378
Pinnacle Financial Partners, Inc. 277 11,149
Popular, Inc. 345 13,313
Sterling Bancorp 726 8,952
Western Alliance Bancorp 350 12,558
Zions Bancorp NA 621 19,630
Total 1,255,308
Capital Markets 4.1%
Bank of New York Mellon Corp. (The) 3,038 114,047
BlackRock, Inc. 435 218,388
Franklin Resources, Inc. 1,054 19,857
Intercontinental Exchange, Inc. 1,995 178,453
Invesco Ltd. 1,438 12,396
Janus Henderson Group PLC 589 10,543
Legg Mason, Inc. 316 15,746
MarketAxess Holdings, Inc. 132 60,061
Moody's Corp. 589 143,657
Morgan Stanley 4,363 172,033
S&P Global, Inc. 892 261,249
SEI Investments Co. 469 23,900
T Rowe Price Group, Inc. 862 99,673
Total 1,330,003
Consumer Finance 0.8%
Ally Financial, Inc. 1,419 23,257
Capital One Financial Corp. 1,647 106,660
Discover Financial Services 1,135 48,771
Navient Corp. 721 5,494
OneMain Holdings, Inc. 239 5,786
Santander Consumer USA Holdings, Inc. 380 5,924
SLM Corp. 1,564 13,044
Synchrony Financial 2,289 45,299
Total 254,235
Diversified Financial Services 0.2%
Equitable Holdings, Inc. 1,519 27,828
Voya Financial, Inc. 511 23,082
Total 50,910
Insurance 1.9%
Allstate Corp. (The) 1,182 120,233
Common Stocks (continued)
Issuer Shares Value ($)
American Financial Group, Inc. 271 17,951
Assurant, Inc. 222 23,585
Brighthouse Financial, Inc.
(a)
392 10,078
First American Financial Corp. 402 18,540
Hanover Insurance Group, Inc. (The) 144 14,455
Hartford Financial Services Group, Inc. (The) 1,313 49,881
Mercury General Corp. 100 4,096
MetLife, Inc. 2,887 104,163
Old Republic International Corp. 1,037 16,540
Principal Financial Group, Inc. 1,002 36,483
Prudential Financial, Inc. 1,448 90,312
Unum Group 762 13,297
Willis Towers Watson PLC 465 82,905
Total 602,519
Mortgage Real Estate Investment Trusts (REITs) 0.0%
MFA Financial, Inc. 1,621 2,837
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp. 1,289 9,423
Total Financials 3,505,235
Health Care  15.3%
Biotechnology 2.6%
AbbVie, Inc. 1,814 149,111
Agios Pharmaceuticals, Inc.
(a)
60 2,468
Alexion Pharmaceuticals, Inc.
(a)
267 28,695
Alkermes PLC
(a)
192 2,632
Alnylam Pharmaceuticals, Inc.
(a)
134 17,648
Amgen, Inc. 712 170,325
Biogen, Inc.
(a)
211 62,631
BioMarin Pharmaceutical, Inc.
(a)
217 19,968
Bluebird Bio, Inc.
(a)
62 3,341
Exact Sciences Corp.
(a)
166 13,111
Exelixis, Inc.
(a)
358 8,841
Gilead Sciences, Inc. 1,594 133,896
Incyte Corp.
(a)
220 21,485
Ionis Pharmaceuticals, Inc.
(a)
151 8,385
Moderna, Inc.
(a)
265 12,187
Neurocrine Biosciences, Inc.
(a)
114 11,188
Regeneron Pharmaceuticals, Inc.
(a)
98 51,536
Sage Therapeutics, Inc.
(a)
60 2,339
Sarepta Therapeutics, Inc.
(a)
65 7,662
Seattle Genetics, Inc.
(a)
140 19,212
United Therapeutics Corp.
(a)
53 5,807
Vertex Pharmaceuticals, Inc.
(a)
315 79,128
Total 831,596
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 3,818 351,600
Baxter International, Inc. 1,070 94,995
DENTSPLY SIRONA, Inc. 502 21,305
Envista Holdings Corp.
(a)
63 1,227
Hill-Rom Holdings, Inc. 147 16,536
Hologic, Inc.
(a)
581 29,108
Medtronic PLC 2,958 288,789
STERIS PLC 187 26,647
Zimmer Biomet Holdings, Inc. 453 54,224
Total 884,431
Health Care Providers & Services 1.6%
AmerisourceBergen Corp. 340 30,484
Cardinal Health, Inc. 673 33,300
CVS Health Corp. 2,920 179,726
DaVita, Inc.
(a)
243 19,199
HCA Healthcare, Inc. 604 66,368
Humana, Inc. 295 112,637

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 11
Common Stocks (continued)
Issuer Shares Value ($)
McKesson Corp. 380 53,675
MEDNAX, Inc.
(a)
185 2,686
Premier, Inc. Class A
(a)
116 3,847
Total 501,922
Life Sciences Tools & Services 0.2%
IQVIA Holdings, Inc.
(a)
401 57,178
Pharmaceuticals 8.2%
Allergan PLC 731 136,945
Bristol-Myers Squibb Co. 5,220 317,428
Eli Lilly and Co. 1,919 296,754
Jazz Pharmaceuticals PLC
(a)
124 13,671
Johnson & Johnson 5,918 887,937
Merck & Co., Inc. 5,762 457,157
Mylan NV
(a)
1,175 19,705
Perrigo Co. PLC 282 15,031
Pfizer, Inc. 12,461 478,004
Total 2,622,632
Total Health Care 4,897,759
Industrials  8.6%
Aerospace & Defense 1.5%
Curtiss-Wright Corp. 123 12,749
Huntington Ingalls Industries, Inc. 118 22,586
Lockheed Martin Corp. 717 278,956
Northrop Grumman Corp. 458 151,447
Spirit AeroSystems Holdings, Inc. Class A 300 6,648
Total 472,386
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 401 28,431
Expeditors International of Washington, Inc. 502 35,946
XPO Logistics, Inc.
(a)
268 17,886
Total 82,263
Airlines 0.3%
Copa Holdings SA Class A 90 3,979
Delta Air Lines, Inc. 1,683 43,606
Southwest Airlines Co. 1,396 43,625
Total 91,210
Building Products 0.2%
Fortune Brands Home & Security, Inc. 411 19,810
Masco Corp. 824 33,817
Owens Corning 317 13,745
Total 67,372
Commercial Services & Supplies 0.7%
Cintas Corp. 247 54,792
Clean Harbors, Inc.
(a)
148 7,908
Copart, Inc.
(a)
578 46,304
Waste Management, Inc. 1,227 122,724
Total 231,728
Construction & Engineering 0.1%
AECOM
(a)
445 16,136
Valmont Industries, Inc. 61 7,151
Total 23,287
Electrical Equipment 0.9%
Acuity Brands, Inc. 115 9,958
AMETEK, Inc. 669 56,109
Eaton Corp. PLC 1,244 103,874
GrafTech International Ltd. 170 1,381
Hubbell, Inc. 159 19,784
nVent Electric PLC 444 8,281
Regal Beloit Corp. 123 8,734
Rockwell Automation, Inc. 346 65,560
Total 273,681
Common Stocks (continued)
Issuer Shares Value ($)
Industrial Conglomerates 1.8%
3M Co. 1,630 247,630
Carlisle Cos., Inc. 159 19,233
Honeywell International, Inc. 2,105 298,699
Total 565,562
Machinery 1.2%
Allison Transmission Holdings, Inc. 325 11,811
Cummins, Inc. 444 72,594
Dover Corp. 425 39,801
IDEX Corp. 218 33,492
Illinois Tool Works, Inc. 958 155,675
Oshkosh Corp. 206 13,911
Parker-Hannifin Corp. 376 59,453
Timken Co. (The) 197 7,403
Total 394,140
Professional Services 0.1%
ManpowerGroup, Inc. 176 13,066
Nielsen Holdings PLC 1,037 15,275
Robert Half International, Inc. 341 16,119
Total 44,460
Road & Rail 1.5%
CSX Corp. 2,184 144,646
Landstar System, Inc. 114 11,778
Union Pacific Corp. 2,048 327,250
Total 483,674
Trading Companies & Distributors 0.0%
HD Supply Holdings, Inc.
(a)
487 14,454
Total Industrials 2,744,217
Information Technology  25.6%
Communications Equipment 1.2%
Arista Networks, Inc.
(a)
101 22,149
Cisco Systems, Inc. 7,336 310,900
F5 Networks, Inc.
(a)
105 14,622
Motorola Solutions, Inc. 279 40,123
Total 387,794
Electronic Equipment, Instruments & Components 0.2%
Avnet, Inc. 175 5,254
Keysight Technologies, Inc.
(a)
314 30,386
Zebra Technologies Corp. Class A
(a)
90 20,669
Total 56,309
IT Services 4.6%
Accenture PLC Class A 1,070 198,153
Automatic Data Processing, Inc. 735 107,817
CACI International, Inc. Class A
(a)
43 10,756
Euronet Worldwide, Inc.
(a)
82 7,524
FleetCor Technologies, Inc.
(a)
145 34,981
Genpact Ltd. 312 10,742
Global Payments, Inc. 495 82,180
Leidos Holdings, Inc. 229 22,628
Mastercard, Inc. Class A 1,502 413,005
Paychex, Inc. 545 37,343
VeriSign, Inc.
(a)
179 37,499
Visa, Inc. Class A 2,916 521,148
Total 1,483,776
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc. 680 184,702
Intel Corp. 7,373 442,232
Lam Research Corp. 245 62,544
Maxim Integrated Products, Inc. 453 24,906
Microchip Technology, Inc. 404 35,443
Qorvo, Inc.
(a)
204 19,998
QUALCOMM, Inc. 2,096 164,892

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2020
Common Stocks (continued)
Issuer Shares Value ($)
Skyworks Solutions, Inc. 291 30,229
Total 964,946
Software 9.9%
Adobe, Inc.
(a)
785 277,607
ANSYS, Inc.
(a)
141 36,918
Aspen Technology, Inc.
(a)
115 11,759
Atlassian Corp. PLC Class A
(a)
178 27,677
Autodesk, Inc.
(a)
372 69,612
Cadence Design Systems, Inc.
(a)
465 37,726
Cerence, Inc.
(a)
57 1,206
Dropbox, Inc. Class A
(a)
357 7,504
Dynatrace, Inc.
(a)
213 6,358
Fortinet, Inc.
(a)
241 25,965
Intuit, Inc. 409 110,352
LogMeIn, Inc. 79 6,751
Microsoft Corp. 12,737 2,282,598
NortonLifeLock, Inc. 961 20,441
Palo Alto Networks, Inc.
(a)
158 31,049
Paycom Software, Inc.
(a)
80 20,882
Paylocity Holding Corp.
(a)
52 5,956
Proofpoint, Inc.
(a)
91 11,077
ServiceNow, Inc.
(a)
309 108,626
SolarWinds Corp.
(a)
76 1,291
SS&C Technologies Holdings, Inc. 376 20,740
Synopsys, Inc.
(a)
249 39,123
VMware, Inc. Class A
(a)
135 17,755
Total 3,178,973
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc. 7,024 2,063,651
Dell Technologies, Inc. Class C
(a)
257 10,972
HP, Inc. 2,518 39,054
NetApp, Inc. 382 16,720
Xerox Holdings Corp. 310 5,670
Total 2,136,067
Total Information Technology 8,207,865
Materials  2.2%
Chemicals 1.1%
Cabot Corp. 302 10,235
Celanese Corp. 640 53,165
CF Industries Holdings, Inc. 1,135 31,212
Eastman Chemical Co. 721 43,628
Huntsman Corp. 1,170 19,668
LyondellBasell Industries NV Class A 1,399 81,072
Olin Corp. 872 11,641
PPG Industries, Inc. 1,234 112,084
Total 362,705
Construction Materials 0.1%
Eagle Materials, Inc. 215 13,117
Containers & Packaging 0.6%
Ardagh Group SA 95 1,182
Avery Dennison Corp. 437 48,240
International Paper Co. 2,048 70,144
Packaging Corp. of America 490 47,359
Sealed Air Corp. 820 23,444
Silgan Holdings, Inc. 410 14,145
Total 204,514
Metals & Mining 0.4%
Nucor Corp. 1,630 67,139
Reliance Steel & Aluminum Co. 343 30,726
Steel Dynamics, Inc. 1,103 26,770
Total 124,635
Common Stocks (continued)
Issuer Shares Value ($)
Paper & Forest Products 0.0%
Domtar Corp. 331 7,732
Total Materials 712,703
Real Estate  3.9%
Equity Real Estate Investment Trusts (REITs) 3.7%
American Homes 4 Rent Class A 813 19,626
American Tower Corp. 1,389 330,582
Brandywine Realty Trust 553 6,172
Brixmor Property Group, Inc. 953 10,912
Brookfield Property REIT, Inc. Class A 236 2,312
Corporate Office Properties Trust 360 9,511
CyrusOne, Inc. 356 24,973
Douglas Emmett, Inc. 541 16,495
Empire State Realty Trust, Inc. Class A 473 3,954
Equity LifeStyle Properties, Inc. 554 33,412
Equity Residential 1,180 76,771
Essex Property Trust, Inc. 211 51,505
Extra Space Storage, Inc. 396 34,943
Gaming and Leisure Properties, Inc. 642 18,130
Highwoods Properties, Inc. 323 12,536
Invitation Homes, Inc. 1,698 40,158
Lamar Advertising Co. Class A 276 15,911
Life Storage, Inc. 146 12,788
Mid-America Apartment Communities, Inc. 364 40,739
Outfront Media, Inc. 453 7,108
Paramount Group, Inc. 641 6,186
Prologis, Inc. 2,358 210,404
Public Storage 472 87,532
SBA Communications Corp. 345 100,022
SITE Centers Corp. 450 2,727
Spirit Realty Capital, Inc. 286 8,797
Taubman Centers, Inc. 189 8,146
Total 1,192,352
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
1,083 46,493
Total Real Estate 1,238,845
Utilities  3.0%
Electric Utilities 2.4%
American Electric Power Co., Inc. 1,627 135,220
Duke Energy Corp. 2,406 203,692
Entergy Corp. 651 62,177
Exelon Corp. 3,244 120,288
NRG Energy, Inc. 838 28,098
PG&E Corp.
(a)
1,832 19,493
Southern Co. (The) 3,454 195,945
Total 764,913
Gas Utilities 0.0%
National Fuel Gas Co. 271 11,111
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) 2,202 29,176
Vistra Energy Corp. 1,427 27,884
Total 57,060
Multi-Utilities 0.4%
DTE Energy Co. 609 63,177

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2020 13
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2020.
(c) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Public Service Enterprise Group, Inc. 1,673 84,838
Total 148,015
Total Utilities 981,099
Total Common Stocks
(Cost $30,897,141) 31,907,472
Exchange-Traded Equity Funds 0 .1%
Issuer Shares Value ($)
Financials  0.1%
Financial Select Sector SPDR Fund 2,361 53,807
Total Exchange-Traded Equity Funds
(Cost $53,223) 53,807
Money Market Funds 0 .2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.247%
(b)
59,270 59,270
Total Money Market Funds
(Cost $59,270) 59,270
Total Investments in Securities
(Cost $31,009,634) 32,020,549
(c)
Other Assets & Liabilities, Net 18,518
Net Assets 32,039,067
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. 55 16 (71) – 1,280 (329) 53 –
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2020
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 3,386,164 – – 3,386,164
Consumer Discretionary 3,005,642 – – 3,005,642
Consumer Staples 2,205,222 – – 2,205,222
Energy 1,022,721 – – 1,022,721
Financials 3,505,235 – – 3,505,235
Health Care 4,897,759 – – 4,897,759
Industrials 2,744,217 – – 2,744,217
Information Technology 8,207,865 – – 8,207,865
Materials 712,703 – – 712,703
Real Estate 1,238,845 – – 1,238,845
Utilities 981,099 – – 981,099
Total Common Stocks 31,907,472 – – 31,907,472
Exchange-Traded Equity Funds 53,807 – – 53,807
Money Market Funds 59,270 – – 59,270
Total Investments in Securities 32,020,549 – – 32,020,549
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 15
Common Stocks 99 .1%
Issuer Shares Value ($)
Communication Services  8.5%
Diversified Telecommunication Services 6.5%
AT&T, Inc. 4,391 133,794
CenturyLink, Inc. 659 6,999
Verizon Communications, Inc. 2,498 143,510
Total 284,303
Entertainment 0.2%
Electronic Arts, Inc.
(a)
17 1,942
Take-Two Interactive Software, Inc.
(a)
37 4,479
Zynga, Inc. Class A
(a)
396 2,986
Total 9,407
Media 1.8%
Comcast Corp. Class A 1,414 53,209
Discovery, Inc. Class A
(a)
93 2,085
Discovery, Inc. Class C
(a)
209 4,265
DISH Network Corp. Class A
(a)
148 3,702
Fox Corp. Class A 185 4,786
Fox Corp. Class B 87 2,224
Interpublic Group of Cos., Inc. (The) 210 3,566
Omnicom Group, Inc. 61 3,479
Total 77,316
Total Communication Services 371,026
Consumer Discretionary  5.8%
Auto Components 0.1%
Lear Corp. 52 5,078
Automobiles 0.4%
Ford Motor Co. 3,372 17,163
Distributors 0.1%
LKQ Corp.
(a)
224 5,857
Diversified Consumer Services 0.1%
frontdoor, Inc.
(a)
70 2,710
H&R Block, Inc. 143 2,381
Total 5,091
Hotels, Restaurants & Leisure 0.7%
Aramark 211 5,762
Caesars Entertainment Corp.
(a)
486 4,695
International Game Technology PLC 84 633
Las Vegas Sands Corp. 149 7,155
MGM Resorts International 383 6,446
Wyndham Destinations, Inc. 77 1,969
Yum China Holdings, Inc. 59 2,859
Total 29,519
Household Durables 0.9%
DR Horton, Inc. 288 13,599
Garmin Ltd. 124 10,064
Lennar Corp. Class A 140 7,010
Lennar Corp. Class B 8 305
PulteGroup, Inc. 213 6,022
Toll Brothers, Inc. 104 2,498
Total 39,498
Internet & Direct Marketing Retail 0.1%
Expedia Group, Inc. 15 1,065
Qurate Retail, Inc. Series A
(a)
345 2,779
Total 3,844
Multiline Retail 1.0%
Dollar General Corp. 13 2,279
Target Corp. 397 43,567
Total 45,846
Specialty Retail 2.3%
Best Buy Co., Inc. 154 11,816
Home Depot, Inc. (The) 397 87,273
Total 99,089
Common Stocks (continued)
Issuer Shares Value ($)
Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc. 21 1,642
Hanesbrands, Inc. 72 716
Skechers U.S.A., Inc. Class A
(a)
72 2,029
Under Armour, Inc. Class A
(a)
54 563
Under Armour, Inc. Class C
(a)
56 519
Total 5,469
Total Consumer Discretionary 256,454
Consumer Staples  10.1%
Food & Staples Retailing 2.8%
Kroger Co. (The) 422 13,339
Sprouts Farmers Market, Inc.
(a)
33 686
Walgreens Boots Alliance, Inc. 409 17,706
Walmart, Inc. 733 89,096
Total 120,827
Food Products 1.0%
Campbell Soup Co. 38 1,899
General Mills, Inc. 321 19,225
Hershey Co. (The) 10 1,324
Ingredion, Inc. 36 2,923
JM Smucker Co. (The) 59 6,780
Kraft Heinz Co. (The) 334 10,130
Total 42,281
Household Products 4.5%
Colgate-Palmolive Co. 436 30,638
Kimberly-Clark Corp. 181 25,065
Procter & Gamble Co. (The) 1,206 142,151
Total 197,854
Personal Products 0.0%
Nu Skin Enterprises, Inc. Class A 29 847
Tobacco 1.8%
Altria Group, Inc. 505 19,821
Philip Morris International, Inc. 818 61,023
Total 80,844
Total Consumer Staples 442,653
Energy  6.9%
Energy Equipment & Services 0.3%
Baker Hughes Co. 550 7,673
National Oilwell Varco, Inc. 339 4,285
Patterson-UTI Energy, Inc. 176 649
Total 12,607
Oil, Gas & Consumable Fuels 6.6%
Cabot Oil & Gas Corp. 134 2,897
Chevron Corp. 1,669 153,548
ConocoPhillips 953 40,121
Continental Resources, Inc. 77 1,262
Devon Energy Corp. 357 4,452
EQT Corp. 224 3,268
HollyFrontier Corp. 133 4,394
Marathon Oil Corp. 713 4,364
Marathon Petroleum Corp. 574 18,414
Murphy Oil Corp. 135 1,601
PBF Energy, Inc. Class A 106 1,208
Phillips 66 386 28,244
Range Resources Corp. 197 1,148
Valero Energy Corp. 365 23,123
Total 288,044
Total Energy 300,651
Financials  20.4%
Banks 8.8%
Bank of America Corp. 9,322 224,194
CIT Group, Inc. 99 1,879

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Semiannual Report 2020
Common Stocks (continued)
Issuer Shares Value ($)
Citigroup, Inc. 2,490 120,915
Citizens Financial Group, Inc. 509 11,397
Comerica, Inc. 155 5,403
First Horizon National Corp. 355 3,223
Pinnacle Financial Partners, Inc. 85 3,421
Popular, Inc. 106 4,091
Sterling Bancorp 225 2,774
Western Alliance Bancorp 97 3,480
Zions Bancorp NA 193 6,101
Total 386,878
Capital Markets 5.3%
Bank of New York Mellon Corp. (The) 943 35,400
BlackRock, Inc. 135 67,775
Franklin Resources, Inc. 327 6,161
Intercontinental Exchange, Inc. 373 33,365
Invesco Ltd. 447 3,853
Janus Henderson Group PLC 183 3,276
Legg Mason, Inc. 99 4,933
Morgan Stanley 1,353 53,349
SEI Investments Co. 76 3,873
T Rowe Price Group, Inc. 190 21,970
Total 233,955
Consumer Finance 1.6%
Ally Financial, Inc. 440 7,212
Capital One Financial Corp. 511 33,092
Discover Financial Services 229 9,840
Navient Corp. 224 1,707
OneMain Holdings, Inc. 74 1,792
Santander Consumer USA Holdings, Inc. 119 1,855
SLM Corp. 486 4,053
Synchrony Financial 517 10,231
Total 69,782
Diversified Financial Services 0.3%
Equitable Holdings, Inc. 471 8,629
Voya Financial, Inc. 148 6,685
Total 15,314
Insurance 4.3%
Allstate Corp. (The) 367 37,331
American Financial Group, Inc. 84 5,564
Assurant, Inc. 69 7,330
Brighthouse Financial, Inc.
(a)
122 3,137
First American Financial Corp. 124 5,719
Hanover Insurance Group, Inc. (The) 44 4,417
Hartford Financial Services Group, Inc. (The) 408 15,500
Mercury General Corp. 31 1,270
MetLife, Inc. 897 32,364
Old Republic International Corp. 321 5,120
Principal Financial Group, Inc. 310 11,287
Prudential Financial, Inc. 450 28,066
Unum Group 236 4,118
Willis Towers Watson PLC 144 25,674
Total 186,897
Mortgage Real Estate Investment Trusts (REITs) 0.0%
MFA Financial, Inc. 503 880
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 400 2,924
Total Financials 896,630
Health Care  15.4%
Biotechnology 1.7%
Agios Pharmaceuticals, Inc.
(a)
17 699
Alexion Pharmaceuticals, Inc.
(a)
20 2,149
Alkermes PLC
(a)
59 809
Common Stocks (continued)
Issuer Shares Value ($)
Alnylam Pharmaceuticals, Inc.
(a)
7 922
Amgen, Inc. 18 4,306
Biogen, Inc.
(a)
43 12,764
Bluebird Bio, Inc.
(a)
19 1,024
Exelixis, Inc.
(a)
65 1,605
Gilead Sciences, Inc. 419 35,196
Moderna, Inc.
(a)
8 368
Regeneron Pharmaceuticals, Inc.
(a)
24 12,621
United Therapeutics Corp.
(a)
17 1,863
Total 74,326
Health Care Equipment & Supplies 2.6%
DENTSPLY SIRONA, Inc. 166 7,045
Hill-Rom Holdings, Inc. 24 2,700
Hologic, Inc.
(a)
38 1,904
Medtronic PLC 981 95,775
STERIS PLC 59 8,407
Total 115,831
Health Care Providers & Services 2.9%
Cardinal Health, Inc. 224 11,084
CVS Health Corp. 967 59,519
DaVita, Inc.
(a)
80 6,321
HCA Healthcare, Inc. 80 8,790
Humana, Inc. 56 21,382
McKesson Corp. 111 15,679
MEDNAX, Inc.
(a)
62 900
Premier, Inc. Class A
(a)
39 1,293
Total 124,968
Pharmaceuticals 8.2%
Allergan PLC 242 45,336
Bristol-Myers Squibb Co. 714 43,418
Jazz Pharmaceuticals PLC
(a)
5 551
Johnson & Johnson 1,665 249,817
Merck & Co., Inc. 99 7,855
Mylan NV
(a)
390 6,540
Perrigo Co. PLC 94 5,010
Total 358,527
Total Health Care 673,652
Industrials  8.8%
Aerospace & Defense 0.2%
Curtiss-Wright Corp. 52 5,390
Huntington Ingalls Industries, Inc. 10 1,914
Spirit AeroSystems Holdings, Inc. Class A 13 288
Total 7,592
Air Freight & Logistics 0.2%
CH Robinson Worldwide, Inc. 40 2,836
Expeditors International of Washington, Inc. 61 4,368
XPO Logistics, Inc.
(a)
48 3,203
Total 10,407
Airlines 0.5%
Copa Holdings SA Class A 39 1,724
Delta Air Lines, Inc. 570 14,768
Southwest Airlines Co. 239 7,469
Total 23,961
Building Products 0.6%
Fortune Brands Home & Security, Inc. 118 5,687
Masco Corp. 349 14,323
Owens Corning 135 5,854
Total 25,864
Commercial Services & Supplies 0.3%
Clean Harbors, Inc.
(a)
64 3,420
Waste Management, Inc. 113 11,302
Total 14,722

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 17
Common Stocks (continued)
Issuer Shares Value ($)
Construction & Engineering 0.2%
AECOM
(a)
188 6,817
Valmont Industries, Inc. 26 3,048
Total 9,865
Electrical Equipment 1.5%
Acuity Brands, Inc. 37 3,204
AMETEK, Inc. 58 4,864
Eaton Corp. PLC 528 44,088
GrafTech International Ltd. 72 585
Hubbell, Inc. 30 3,733
nVent Electric PLC 189 3,525
Regal Beloit Corp. 52 3,692
Total 63,691
Industrial Conglomerates 2.1%
3M Co. 163 24,763
Carlisle Cos., Inc. 9 1,089
Honeywell International, Inc. 457 64,848
Total 90,700
Machinery 1.9%
Cummins, Inc. 189 30,901
Dover Corp. 101 9,459
IDEX Corp. 47 7,221
Oshkosh Corp. 87 5,875
Parker-Hannifin Corp. 160 25,299
Timken Co. (The) 84 3,157
Total 81,912
Professional Services 0.3%
ManpowerGroup, Inc. 74 5,494
Nielsen Holdings PLC 385 5,671
Total 11,165
Road & Rail 0.9%
CSX Corp. 592 39,208
Landstar System, Inc. 5 517
Total 39,725
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc.
(a)
207 6,144
Total Industrials 385,748
Information Technology  7.2%
Communications Equipment 0.1%
F5 Networks, Inc.
(a)
3 418
Motorola Solutions, Inc. 32 4,602
Total 5,020
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.
(a)
62 3,901
Avnet, Inc. 76 2,281
National Instruments Corp. 91 3,496
Trimble, Inc.
(a)
155 5,368
Total 15,046
IT Services 0.4%
CACI International, Inc. Class A
(a)
18 4,502
Leidos Holdings, Inc. 100 9,881
VeriSign, Inc.
(a)
24 5,028
Total 19,411
Semiconductors & Semiconductor Equipment 5.4%
Intel Corp. 3,226 193,495
Lam Research Corp. 13 3,319
Maxim Integrated Products, Inc. 124 6,818
Microchip Technology, Inc. 127 11,142
Qorvo, Inc.
(a)
89 8,725
Skyworks Solutions, Inc. 121 12,569
Total 236,068
Common Stocks (continued)
Issuer Shares Value ($)
Software 0.5%
Autodesk, Inc.
(a)
37 6,924
Cerence, Inc.
(a)
26 550
Dynatrace, Inc.
(a)
17 507
LogMeIn, Inc. 36 3,077
NortonLifeLock, Inc. 420 8,933
SolarWinds Corp.
(a)
23 390
SS&C Technologies Holdings, Inc. 16 883
Total 21,264
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Inc. Class C
(a)
31 1,324
HP, Inc. 1,045 16,208
Xerox Holdings Corp. 135 2,469
Total 20,001
Total Information Technology 316,810
Materials  3.7%
Chemicals 2.0%
Cabot Corp. 81 2,745
Celanese Corp. 172 14,288
CF Industries Holdings, Inc. 277 7,618
Eastman Chemical Co. 195 11,799
Huntsman Corp. 316 5,312
LyondellBasell Industries NV Class A 379 21,963
Olin Corp. 237 3,164
PPG Industries, Inc. 225 20,437
Total 87,326
Construction Materials 0.0%
Eagle Materials, Inc. 10 610
Containers & Packaging 0.9%
Ardagh Group SA 26 323
Avery Dennison Corp. 8 883
International Paper Co. 554 18,975
Packaging Corp. of America 133 12,854
Sealed Air Corp. 206 5,890
Total 38,925
Metals & Mining 0.8%
Nucor Corp. 440 18,124
Reliance Steel & Aluminum Co. 92 8,241
Steel Dynamics, Inc. 298 7,233
Total 33,598
Paper & Forest Products 0.0%
Domtar Corp. 90 2,102
Total Materials 162,561
Real Estate  5.4%
Equity Real Estate Investment Trusts (REITs) 5.2%
American Homes 4 Rent Class A 152 3,669
Boston Properties, Inc. 162 15,743
Brandywine Realty Trust 181 2,020
Brixmor Property Group, Inc. 312 3,572
Camden Property Trust 99 8,719
Corporate Office Properties Trust 118 3,118
CubeSmart 199 5,015
CyrusOne, Inc. 117 8,208
Douglas Emmett, Inc. 177 5,397
Empire State Realty Trust, Inc. Class A 154 1,287
Equity Residential 387 25,178
Essex Property Trust, Inc. 68 16,599
Extra Space Storage, Inc. 25 2,206
Gaming and Leisure Properties, Inc. 211 5,959
Highwoods Properties, Inc. 106 4,114
Invitation Homes, Inc. 555 13,126
Life Storage, Inc. 49 4,292

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Semiannual Report 2020
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2020.
(c) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Mid-America Apartment Communities, Inc. 119 13,318
Outfront Media, Inc. 126 1,977
Paramount Group, Inc. 211 2,036
Prologis, Inc. 771 68,796
Public Storage 37 6,862
SITE Centers Corp. 148 897
Spirit Realty Capital, Inc. 94 2,891
Taubman Centers, Inc. 62 2,672
Total 227,671
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
224 9,616
Total Real Estate 237,287
Utilities  6.9%
Electric Utilities 5.4%
American Electric Power Co., Inc. 499 41,472
Duke Energy Corp. 739 62,564
Entergy Corp. 200 19,102
Exelon Corp. 996 36,932
NRG Energy, Inc. 257 8,617
PG&E Corp.
(a)
563 5,990
Southern Co. (The) 1,061 60,190
Total 234,867
Gas Utilities 0.1%
National Fuel Gas Co. 83 3,403
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) 676 8,957
Common Stocks (continued)
Issuer Shares Value ($)
Vistra Energy Corp. 438 8,559
Total 17,516
Multi-Utilities 1.0%
DTE Energy Co. 186 19,296
Public Service Enterprise Group, Inc. 514 26,065
Total 45,361
Total Utilities 301,147
Total Common Stocks
(Cost $5,060,522) 4,344,619
Exchange-Traded Equity Funds 0 .3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 709 16,158
Total Exchange-Traded Equity Funds
(Cost $19,234) 16,158
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.247%
(b)
16,181 16,181
Total Money Market Funds
(Cost $16,181) 16,181
Total Investments in Securities
(Cost $5,095,937) 4,376,958
(c)
Other Assets & Liabilities, Net 7,157
Net Assets 4,384,115
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. 105 20 (125) – 2,443 (628) 102 –
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 19
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 371,026 – – 371,026
Consumer Discretionary 256,454 – – 256,454
Consumer Staples 442,653 – – 442,653
Energy 300,651 – – 300,651
Financials 896,630 – – 896,630
Health Care 673,652 – – 673,652
Industrials 385,748 – – 385,748
Information Technology 316,810 – – 316,810
Materials 162,561 – – 162,561
Real Estate 237,287 – – 237,287
Utilities 301,147 – – 301,147
Total Common Stocks 4,344,619 – – 4,344,619
Exchange-Traded Equity Funds 16,158 – – 16,158
Money Market Funds 16,181 – – 16,181
Total Investments in Securities 4,376,958 – – 4,376,958
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2020
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $31,009,634 and $5,095,937, respectively) $32,020,549 $4,376,958
Receivable for:
Dividends 21,995 7,800
Total assets 32,042,544 4,384,758
Liabilities
Payable for:
Investment management fees 3,477 643
Total liabilities 3,477 643
Net assets applicable to outstanding capital stock $32,039,067 $4,384,115
Represented by:
Paid-in capital $29,888,332 $4,961,596
Total distributable earnings (loss) 2,150,735 (577,481)
Total - representing net assets applicable to outstanding capital stock $32,039,067 $4,384,115
Shares outstanding 1,650,050 250,050
Net asset value per share $19.42 $17.53

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2020 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 21
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $71,364 $75,178
Dividends - affiliated issuers 53 102
Foreign taxes withheld (3) (7)
Total income 71,414 75,273
Expenses:
Investment management fees 6,702 4,609
Net investment income 64,712 70,664
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (14,831) 92,744
Investments - affiliated issuers 1,280 2,443
In-kind transactions 1,106,352 –
Net realized gain 1,092,801 95,187
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 894,483 (803,786)
Investments - affiliated issuers (329) (628)
Net change in unrealized appreciation (depreciation) 894,154 (804,414)
Net realized and unrealized gain (loss) 1,986,955 (709,227)
Net increase (decrease) in net assets resulting from operations $2,051,667 $(638,563)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Semiannual Report 2020
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31,
2019
(a)
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31,
2019
(a)
Operations
Net investment income $64,712 $8,932 $70,664 $12,109
Net realized gain (loss) 1,092,801 (75) 95,187 770
Net change in unrealized appreciation (depreciation) 894,154 116,761 (804,414) 85,435
Net increase (decrease) in net assets resulting from operations 2,051,667 125,618 (638,563) 98,314
Distributions to shareholders
Net investment income and net realized gains (26,550) – (37,232) –
Shareholder transactions
Proceeds from shares sold 58,952,293 – – –
Cost of shares redeemed (34,017,434) – – –
Net increase in net assets resulting from shareholder
transactions 24,934,859 – – –
Increase (decrease) in net assets 26,959,976 125,618 (675,795) 98,314
Net Assets:
Net assets beginning of period 5,079,091 4,953,473
(b)
5,059,910 4,961,596
(c)
Net assets at end of period $32,039,067 $5,079,091 $4,384,115 $5,059,910
Capital stock activity
Shares outstanding, beginning of period 250,050 250,050 250,050 250,050
Subscriptions 3,200,000 – – –
Redemptions (1,800,000) – – –
Shares outstanding, end of period 1,650,050 250,050 250,050 250,050
(a) Based on operations from September 25, 2019 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 and securities of $5,000,000 were contributed on September 24, 2019. Prior to September 25, 2019 commencement of operations), the Fund had an decrease in net assets of $47,527 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.
(c) Initial cash of $1,000 and securities of $5,000,000 were contributed on September 24, 2019. Prior to September 25, 2019 (commencement of operations), the Fund had a decrease in net assets of $39,404 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 23
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the New York Stock Exchange
(NYSE) and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Research Enhanced Core ETF
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31,
2019
(a)
Per share data
Net asset value, beginning of
period
$ 20 .31 $ 19 .81
Income (loss) from investment operations:
Net investment income 0 .14 0 .04
Net realized and unrealized gain (loss) ( 0 .92 )
(b)
0 .46
Total from investment operations ( 0 .78 ) 0 .50
Less distributions to shareholders:
Net investment income ( 0 .11 ) –
Net realized gains ( 0 .00 )
(c)
–
Total distribution to shareholders ( 0 .11 ) –
Net asset value, end of
period
$ 19 .42 $ 20 .31
Total Return at NAV ( 3 .91 ) % 2 .52%
Total Return at Market ( 4 .10 ) % 2 .63%
Ratios to average net assets:
Total gross expenses
(d)
0 .15%
(e)
0 .15%
(e)
Total net expenses
(d)(f)
0 .15%
(e)
0 .15%
(e)
Net investment income 1 .45%
(e)
1 .77%
(e)
Supplemental data
Net assets, end of
period
(in thousands) $ 32,039 $ 5,079
Portfolio turnover 21% 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(c) Rounds to zero.
(d) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e) Annualized
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Semiannual Report 2020
Columbia Research Enhanced Value ETF
Six Months Ended
April 30, 2020
(Unaudited)
Year Ended
October 31,
2019
(a)
Per share data
Net asset value, beginning of
period
$ 20 .24 $ 19 .84
Income (loss) from investment operations:
Net investment income 0 .28 0 .05
Net realized and unrealized gain (loss) ( 2 .84 ) 0 .35
Total from investment operations ( 2 .56 ) 0 .40
Less distributions to shareholders:
Net investment income ( 0 .15 ) –
Net realized gains ( 0 .00 )
(b)
–
Total distribution to shareholders ( 0 .15 ) –
Net asset value, end of
period
$ 17 .53 $ 20 .24
Total Return at NAV ( 12 .78 ) % 2 .02%
Total Return at Market ( 12 .82 ) % 2 .02%
Ratios to average net assets:
Total gross expenses
(c)
0 .19%
(d)
0 .19%
(d)
Total net expenses
(c)(e)
0 .19%
(d)
0 .19%
(d)
Net investment income 2 .91%
(d)
2 .41%
(d)
Supplemental data
Net assets, end of
period
(in thousands) $ 4,384 $ 5,060
Portfolio turnover 45% 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 25
Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
currently operates as a diversified fund.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Funds in the preparation of their ﬁnancial statements.
Security valuation
Equity securities (including common stocks, preferred stocks, and exchange traded funds) listed on an exchange are valued at the last closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange are valued at the mean between the closing bid and asked prices.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2020
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 27
Determination of net asset value
The NAV per share of each fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2020
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of each fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2020, were as follows:
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 31,009,634 1,271,484 (260,569) 1,010,915
Columbia Research Enhanced Value ETF 5,095,937 78,298 (797,277) (718,979)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 29
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2020, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2020, the in-kind redemptions were as follows:
Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended April 30, 2020.
Significant risks
Financial concentration risk
Columbia Research Enhanced Value ETF may be more susceptible to the particular risks that may affect companies in the financial services sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans).
Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Funds Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 2,371,114 1,848,576
Columbia Research Enhanced Value ETF 2,157,934 2,134,844
Funds Contributions ($)
Columbia Research Enhanced Core ETF 58,339,328
Columbia Research Enhanced Value ETF -
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 32,850,370 33,956,722 1,106,352
Columbia Research Enhanced Value ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2020
Information technology sector investment risk
Columbia Research Enhanced Core ETF may be more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds' net asset value.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment
Manager's operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Funds cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2020 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2020 31
third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their underlying index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

LIQUIDITY RISK MANAGEMENT PROGRAM
32 Strategic Beta ETFs | Semiannual Report 2020
Columbia Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program
(“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through
December 31, 2019, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Semiannual Report 2020 35
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds ﬁle a complete schedule of portfolio holdings with the SEC for the ﬁrst and third quarters of each ﬁscal year on
Form N-Q or Form N-PORT (available for ﬁlings after March 31, 2019). The Funds’ Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as ﬁled on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
SAR305_10_K01_(06/20)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	June 22, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	June 22, 2020
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	June 22, 2020